UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Investments				Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.84%

COMMON STOCK 0.09%

Metals & Minerals: Miscellaneous

Vedanta Ltd. ADR (cost $57,262)				3	$54,615

	Interest Rate	Maturity Date		Principal Amount (000)
CONVERTIBLE BOND 0.09%

Technology

MercadoLibre, Inc. (Argentina)(a) (cost $56,790)	2.25%	7/1/2019		$24	50,235

CORPORATE BONDS 90.88%

Air Transportation 1.23%

Emirates Airline (United Arab Emirates)†(a)	4.50%	2/6/2025		143	147,033
Gol Finance Inc. (Brazil)†(a)	9.25%	7/20/2020		200	202,000
Guanay Finance Ltd.†	6.00%	12/15/2020		137	141,220
Latam Finance Ltd.†	6.875%	4/11/2024		200	212,800
Total					703,053

Automotive 0.35%

Hyundai Capital America†	2.60%	3/19/2020		200	200,004

Banks: Regional 19.24%

ADCB Finance Cayman Ltd.	2.75%	9/16/2019		200	201,300
Akbank Turk AS (Turkey)†(a)	4.00%	1/24/2020		400	402,000
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021		200	225,780
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%	5/21/2020		200	202,911
Banco de Bogota SA (Colombia)†(a)	4.375%	8/3/2027		200	202,639
Banco de Bogota SA (Colombia)†(a)	6.25%	5/12/2026		200	218,600
Banco de Credito del Peru (Peru)†(a)	4.25%	4/1/2023		200	213,400
Banco de Credito e Inversiones (Chile)†(a)	4.00%	2/11/2023		200	212,586
Banco do Brasil SA†	6.25%(10 Yr Treasury Note CMT + 4.40%) #	—	(b)	200	179,250
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(a)	4.375%	4/11/2027		150	150,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Banco Mercantil del Norte SA (Mexico)†	7.625%(10 Yr Treasury Note CMT + 5.35%) #	—	(b)	$200	$218,700
Banco Regional SAECA (Paraguay)†(a)	8.125%	1/24/2019		150	159,187
Bancolombia SA (Colombia)(a)	5.95%	6/3/2021		150	166,155
Bangkok Bank PCL (Hong Kong)†(a)	4.80%	10/18/2020		100	106,431
Bangkok Bank PCL (Hong Kong)†(a)	5.00%	10/3/2023		200	222,578
Banistmo SA (Panama)†(a)	3.65%	9/19/2022		200	200,700
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024		200	215,307
Bank of China Ltd. (Hong Kong)(a)	3.875%	6/30/2025		200	208,724
Bank of India (Jersey)(a)	3.125%	5/6/2020		200	199,924
BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022		200	218,500
EXIM Sukuk Malaysia Berhad (Malaysia)(a)	2.874%	2/19/2019		200	201,576
Finansbank AS (Turkey)†(a)	4.875%	5/19/2022		200	200,005
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020		200	218,144
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	2.625%	5/26/2020		400	400,378
Industrial Bank of Korea (South Korea)†(a)	2.00%	4/23/2020		200	197,295
KEB Hana Bank (South Korea)(a)	2.50%	6/12/2019		400	400,534
Korea Development Bank (The) (South Korea)(a)	2.50%	1/13/2021		200	198,951
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019		200	204,260
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%	5/30/2022		200	198,568
Oversea-Chinese Banking Corp., Ltd. (Singapore)†(a)	3.15%(5 Yr Swap rate + 2.28%) #	3/11/2023		200	200,769
Popular, Inc.	7.00%	7/1/2019		30	30,975
QNB Finance Ltd.	2.875%	4/29/2020		400	399,404
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%	5/23/2023		250	259,254
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022		200	218,828
Shinhan Bank (South Korea)†(a)	2.25%	4/15/2020		200	198,147
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.125%(5 Yr Swap rate + 4.22%) #	5/24/2027		200	200,764
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%	4/20/2021		200	212,980
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	6/4/2019		200	201,385
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	2/11/2021		400	394,030
Turkiye Is Bankasi (Turkey)†(a)	3.75%	10/10/2018		400	401,258
Turkiye Is Bankasi (Turkey)†(a)	6.125%	4/25/2024		300	307,776
Turkiye Is Bankasi (Turkey)†(a)	7.00%(5 Yr Swap rate + 5.12%) #	6/29/2028		200	202,507
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.625%	5/30/2022		400	407,120
United Overseas Bank Ltd. (Singapore)(a)	3.50%(5 Yr Swap rate + 2.24%) #	9/16/2026		200	203,720
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%	11/22/2025		200	225,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Woori Bank (South Korea)†(a)	4.75%		4/30/2024		$200	$208,474
Zenith Bank plc (Nigeria)†(a)	6.25%		4/22/2019		200	204,521
Zenith Bank plc (Nigeria)†(a)	7.375%		5/30/2022		200	207,127
Total						11,030,265

Beverages 1.11%

Becle SAB de CV (Mexico)†(a)	3.75%		5/13/2025		350	353,863
Central American Bottling Corp. (Guatemala)†(a)	5.75%		1/31/2027		200	212,000
Corporacion Lindley SA (Peru)†(a)	4.625%		4/12/2023		70	72,625
Total						638,488

Building Materials 0.69%

CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%		7/17/2024		200	189,000
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	5.25%		6/23/2024		200	209,000
Total						398,000

Business Services 2.07%

Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(a)	5.95%		12/15/2039		200	206,538
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%		7/30/2027		400	398,397
Autopistas del Sol SA (Costa Rica)†(a)	7.375%		12/30/2030		200	211,750
DP World Ltd. (United Arab Emirates)†(a)	6.85%		7/2/2037		300	371,513
Total						1,188,198

Chemicals 2.90%

Braskem Finance Ltd.	6.45%		2/3/2024		200	226,400
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%		7/19/2027		200	202,878
Equate Petrochemical BV (Netherlands)†(a)	3.00%		3/3/2022		200	198,775
Halcyon Agri Corp. Ltd. (Singapore)(a)	4.50	%#(g)	—	(b)	200	197,978
Mexichem SAB de CV (Mexico)†(a)(c)	5.50%		1/15/2048		200	197,800
OCP SA (Morocco)†(a)	6.875%		4/25/2044		200	225,739
PTT Global Chemical PCL (Thailand)†(a)	4.25%		9/19/2022		200	211,852
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	3.625%		4/3/2023		200	201,250
Total						1,662,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.79%

Eterna Capital Pte Ltd. (Singapore)(a)	8.00%	9/20/2022	$250	$253,750	(d)
Geo Coal International Pte Ltd. (Singapore)†(a)(c)	8.00%	10/4/2022	200	198,500
Total				452,250

Computer Software 0.36%

Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	200	203,738

Containers 0.35%

SAN Miguel Industrias Pet SA (Peru)†(a)	4.50%	9/18/2022	200	202,600

Diversified 2.15%

CK Hutchison International 17 Ltd.†	3.25%	9/29/2027	400	397,086
CK Hutchison International 17 Ltd.†	3.50%	4/5/2027	200	202,564
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027	200	211,000
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	400	425,120
Total				1,235,770

Drugs 1.45%

Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	201,566
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	250	239,304
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	420	387,788
Total				828,658

Electric: Power 8.74%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	200	203,263
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.375%	6/22/2026	400	414,028
Capex SA (Argentina)†(a)	6.875%	5/15/2024	200	206,654
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	200	203,000
Centrais Eletricas Brasileiras SA (Brazil)†(a)	5.75%	10/27/2021	200	211,750
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	100	114,545
Empresa de Energia de Bogota SA ESP (Colombia)†(a)	6.125%	11/10/2021	200	205,500
Energuate Trust (Guatemala)†(a)	5.875%	5/3/2027	200	207,750
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	211,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Electric: Power (continued)

Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%		1/26/2021		$400	$406,949
Fenix Power Peru SA (Peru)†(a)	4.317%		9/20/2027		250	251,875
Inkia Energy Ltd. (Peru)†(a)	8.375%		4/4/2021		200	206,760
Israel Electric Corp. Ltd. (Israel)†(a)	5.00%		11/12/2024		450	488,700
Listrindo Capital BV (Netherlands)†(a)	4.95%		9/14/2026		200	204,000
Minejesa Capital BV (Netherlands)†(a)	4.625%		8/10/2030		200	204,198
Orazul Energy Egenor S en C por A (Peru)†(a)	5.625%		4/28/2027		200	196,300
Pampa Energia SA (Argentina)†(a)	7.50%		1/24/2027		200	218,016
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%		11/22/2021		200	220,600
Saudi Electricity Global Sukuk Co. 3†	5.50%		4/8/2044		400	436,940
State Grid Overseas Investment 2016 Ltd.†	2.25%		5/4/2020		200	199,601
Total						5,011,667

Energy Equipment & Services 0.71%

Azure Power Energy Ltd. (India)†(a)	5.50%		11/3/2022		200	205,000
Greenko Dutch BV (Netherlands)†(a)	5.25%		7/24/2024		200	203,850
Total						408,850

Engineering & Contracting Services 1.48%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	6.75%		3/30/2029		200	216,716
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%		2/5/2023		200	207,557
Delhi International Airport Ltd. (India)†(a)	6.125%		10/31/2026		200	216,010
Pratama Agung Pte Ltd. (Singapore)(a)	6.25%		2/24/2020		200	207,992
Total						848,275

Financial Services 1.90%

Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50	%#(g)	—	(b)	400	410,940
SUAM Finance BV (Curacao)(a)	4.875%		4/17/2024		100	107,125
SUAM Finance BV (Curacao)†(a)	4.875%		4/17/2024		200	214,250
SURA Asset Management SA (Colombia)†(a)	4.375%		4/11/2027		150	153,000
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(a)	7.00%		1/15/2025		200	203,000
Total						1,088,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 2.15%

Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	$185	$198,413
Cencosud SA (Chile)†(a)	4.375%	7/17/2027	200	201,400
Cosan Ltd. (Brazil)†(a)	5.95%	9/20/2024	200	205,050
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	217,750
Minerva Luxembourg SA (Luxembourg)†(a)	6.50%	9/20/2026	200	202,800
SMU SA (Chile)†(a)	7.75%	2/8/2020	200	206,574
Total				1,231,987

Foreign Government 0.44%

CBB International Sukuk Co. SPC (Bahamas)†(a)	5.25%	3/20/2025	250	252,163

Household Equipment/Products 0.36%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	200	203,785

Insurance 0.35%

AIA Group Ltd. (Hong Kong)†(a)	2.25%	3/11/2019	200	199,791

Investment Management Companies 0.74%

GrupoSura Finance SA†	5.50%	4/29/2026	200	218,750
Huarong Finance II Co. Ltd. (Hong Kong)(a)	4.625%	6/3/2026	200	205,874
Total				424,624

Machinery: Agricultural 1.14%

Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	200	219,984
MHP SE (Ukraine)†(a)	7.75%	5/10/2024	200	215,890
MHP SE (Ukraine)†(a)	8.25%	4/2/2020	200	216,645
Total				652,519

Media 2.17%

Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	200	212,500
Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	200	220,500
Cablevision SA (Argentina)†(a)	6.50%	6/15/2021	150	160,461
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040	132	161,075
Myriad International Holdings BV (Netherlands)†(a)	4.85%	7/6/2027	200	207,300
TV Azteca SAB de CV (Mexico)(a)	7.625%	9/18/2020	66	68,673
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	212,000
Total				1,242,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.07%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	$39	$42,413

Metals & Minerals: Miscellaneous 4.95%

AngloGold Ashanti Holdings plc (Isle of Man)(a)	6.50%	4/15/2040	150	157,875
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022	66	64,020
Cia Minera Milpo SAA (Peru)†(a)	4.625%	3/28/2023	200	206,250
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.50%	8/1/2047	200	204,022
First Quantum Minerals Ltd. (Canada)†(a)	7.00%	2/15/2021	220	227,425
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025	200	205,250
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	221,800
Hudbay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	48	52,201
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%	4/11/2023	200	200,812
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	6.625%	10/14/2022	200	224,820
Southern Copper Corp. (Peru)(a)	3.50%	11/8/2022	120	123,351
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	240	274,573
Vedanta Resources plc (India)†(a)	6.125%	8/9/2024	200	203,339
Vedanta Resources plc (India)†(a)	7.125%	5/31/2023	200	214,250
VM Holding SA (Luxembourg)†(a)	5.375%	5/4/2027	200	210,500
Volcan Cia Minera SAA (Peru)†(a)	5.375%	2/2/2022	45	47,531
Total				2,838,019

Natural Gas 1.43%

China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%	5/7/2020	200	205,760
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	209,000
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	167	197,288
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	208,000
Total				820,048

Oil 13.34%

CNOOC Finance 2012 Ltd. (Hong Kong)†(a)	3.875%	5/2/2022	400	418,838
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	203,403
CNPC General Capital Ltd.†	3.95%	4/19/2022	200	210,175
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027	200	217,400
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	80	82,994
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	220,473
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	305	306,525
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	100	98,125
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	600	614,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Geopark Ltd. (Chile)†(a)	6.50%	9/21/2024	$200	$201,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	20	19,700
Kosmos Energy Ltd.†	7.875%	8/1/2021	200	208,000
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	200	211,020
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	155	136,013
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043	200	215,696
Petrobras Global Finance BV (Netherlands)†(a)	5.999%	1/27/2028	700	700,875
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	545	569,525
Petrobras Global Finance BV (Netherlands)(a)	7.375%	1/17/2027	461	508,483
Petroleos del Peru SA (Peru)†(a)	5.625%	6/19/2047	200	209,000
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	323	302,005
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	105,618
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024	200	203,059
PTT PCL (Thailand)†(a)	3.375%	10/25/2022	200	204,120
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	250	260,450
Sinopec Group Overseas Development 2015 Ltd.†	4.10%	4/28/2045	200	200,253
SM Energy Co.	6.50%	1/1/2023	40	40,500
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	200	198,751
YPF SA (Argentina)†(a)	8.50%	7/28/2025	477	550,840
YPF SA (Argentina)†(a)	8.75%	4/4/2024	200	230,500
Total				7,648,220

Oil: Crude Producers 0.66%

GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	209,750
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	163	169,419
Total				379,169

Paper & Forest Products 0.71%

Eldorado Intl. Finance GmbH (Austria)†(a)	8.625%	6/16/2021	200	207,150
Klabin Finance SA (Luxembourg)†(a)	4.875%	9/19/2027	200	198,980
Total				406,130

Real Estate Investment Trusts 4.17%

China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	208,774
China Overseas Finance Cayman V Ltd.	5.35%	11/15/2042	200	220,686
China Overseas Finance Cayman VI Ltd.	5.95%	5/8/2024	200	230,020
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	9/28/2023	200	203,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	$100	$112,750
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	400	403,495
MAF Sukuk Ltd.	4.50%	11/3/2025	200	209,328
Pakuwon Prima Pte Ltd. (Singapore)(a)	5.00%	2/14/2024	200	203,796
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	2.75%	3/7/2020	200	201,526
Theta Capital Pte Ltd. (Singapore)(a)	6.75%	10/31/2026	200	198,977
Wanda Properties Overseas Ltd.	4.875%	11/21/2018	200	198,558
Total				2,391,810

Retail 1.05%

Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	220	231,581
InRetail Consumer (Peru)†(a)	5.25%	10/10/2021	100	103,750
SACI Falabella (Chile)†(a)	4.375%	1/27/2025	200	210,097
Yum! Brands, Inc.	5.35%	11/1/2043	60	56,700
Total				602,128

Steel 2.59%

ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	213,790
GTL Trade Finance, Inc.†	5.893%	4/29/2024	200	215,200
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	249,707
Samarco Mineracao SA (Brazil)†(a)(e)	4.125%	11/1/2022	200	122,000
Vale Overseas Ltd. (Brazil)(a)	4.375%	1/11/2022	180	188,089
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	50	57,000
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	252	289,296
Vale SA (Brazil)(a)	5.625%	9/11/2042	150	152,700
Total				1,487,782

Technology 3.22%

Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	600	622,815
Baidu, Inc. (China)(a)	3.50%	11/28/2022	200	207,063
JD.com, Inc. (China)(a)	3.875%	4/29/2026	400	402,411
Tencent Holdings Ltd. (China)†(a)	2.875%	2/11/2020	400	405,401
Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025	200	209,674
Total				1,847,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 4.68%

Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023		$200	$211,264
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023		200	196,750
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024		200	205,825
HKT Capital No 2 Ltd.	3.625%	4/2/2025		200	203,412
IHS Netherlands Holdco BV (Netherlands)†(a)	9.50%	10/27/2021		200	210,069
Millicom International Cellular SA (Luxembourg)†(a)	5.125%	1/15/2028		200	202,700
Mobile Telesystems OJSC via MTS International Funding Ltd. (Ireland)†(a)	5.00%	5/30/2023		200	208,314
Ooredoo International Finance Ltd.†	3.25%	2/21/2023		400	400,529
Ooredoo International Finance Ltd.†	3.875%	1/31/2028		200	201,903
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021		200	215,079
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022		200	208,970
VimpelCom Holdings BV (Netherlands)†(a)	5.95%	2/13/2023		200	217,700
Total					2,682,515

Transportation: Miscellaneous 1.14%

JSL Europe SA (Luxembourg)†(a)	7.75%	7/26/2024		200	211,000
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042		200	224,492
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024		200	217,000
Total					652,492
Total Corporate Bonds (cost $50,411,652)					52,106,271

FOREIGN GOVERNMENT OBLIGATIONS 6.78%

Argentina 2.63%

Provincia de Buenos Aires†(a)	6.50%	2/15/2023		111	117,289
Provincia de Buenos Aires(f)	25.393%(BADLAR + 3.83%) #	5/31/2022	ARS	1,600	93,640
Provincia of Neuquen†(a)	7.50%	4/27/2025		$88	92,180
Provincia of Neuquen†(a)	8.625%	5/12/2028		150	168,914
Republic of Argentina GDP Linked Note(a)	Zero Coupon	12/15/2035		2,070	226,147
Republic of Argentina GDP Linked Note(f)	Zero Coupon	12/15/2035	ARS	8,947	57,628
Republic of Argentina(a)	6.875%	1/26/2027		$196	211,974
Republic of Argentina(a)	8.28%	12/31/2033		463	540,170
Total					1,507,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Costa Rica 0.38%

Costa Rica Government†(a)	7.158%	3/12/2045		$200	$217,250

Ghana 0.37%

Republic of Ghana†(a)	7.875%	8/7/2023		200	212,997

Ivory Coast 0.21%

Ivory Coast†(f)	5.125%	6/15/2025	EUR	100	122,483

Jamaica 0.43%

Government of Jamaica(a)	7.875%	7/28/2045		$200	247,000

Panama 0.37%

Republic of Panama(a)	4.50%	5/15/2047		200	211,500

Saudi Arabia 0.44%

Saudi International Bond†(a)(c)	4.625%	10/4/2047		250	252,404

Senegal 0.36%

Republic of Senegal†(a)	6.25%	5/23/2033		200	206,258

South Korea 0.43%

Korea Gas Corp.†(a)	3.125%	7/20/2027		250	245,948

Sri Lanka 0.37%

Republic of Sri Lanka†(a)	6.20%	5/11/2027		200	210,186

Turkey 0.34%

Turkey Government Bond(a)	5.75%	5/11/2047		200	197,054

Ukraine 0.34%

Ukraine Government†(a)	7.375%	9/25/2032		200	195,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Uruguay 0.11%

Republic of Uruguay†(f)	8.50%	3/15/2028	UYU	1,740	$62,155
Total Foreign Government Obligations (cost $3,760,994)					3,888,367
Total Long-Term Investments (cost $54,286,698)					$56,099,488

SHORT-TERM INVESTMENT 2.75%

Repurchase Agreement

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $1,505,000 of U.S. Treasury Note at 3.625% due 2/15/2021; value: $1,608,565; proceeds: $1,576,752 (cost $1,576,736)				$1,577	1,576,736
Total Investments in Securities 100.59% (cost $55,863,434)					57,676,224
Liabilities in Excess of Cash and Other Assets(h) (0.59%)					(340,311)
Net Assets 100.00%					$57,335,913

ADR	American Depository Receipt
ARS	Argentine Peso
EUR	euro
UYU	Uruguayan Peso

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis (See Note 2(f)).
(d)	Level 3 Investment as described in Note 2(m) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Defaulted (non-income producing security).
(f)	Investment in non-U.S. dollar denominated securities.
(g)	Variable rate is fixed to float: Rate remains fixed until designated future date.
(h)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	11/16/2017	102,750	$121,649	$121,723	$(74)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

Open Futures Contracts at September 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
Long U.S. Treasury Bond	December 2017	13	Short	$(2,013,048)	$(1,986,563)	$26,485
U.S. 10-Year Treasury Note	December 2017	14	Short	(1,772,069)	(1,754,375)	17,694
U.S. 10-Year Ultra Treasury Bond	December 2017	20	Short	(2,733,261)	(2,686,562)	46,699
Totals				$(6,518,378)	$(6,427,500)	$90,878

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2017	10	Long	$2,162,268	$2,157,031	$(5,237)
U.S. 5-Year Treasury Note	December 2017	20	Long	2,366,129	2,350,000	(16,129)
Ultra Long U.S. Treasury Bond	December 2017	2	Long	337,754	330,250	(7,504)
Totals				$4,866,151	$4,837,281	$(28,870)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stock	$54,615	$—	$—	$54,615
Convertible Bond	—	50,235	—	50,235
Corporate Bonds
Coal	—	198,500	253,750	452,250
Remaining Industries	—	51,654,021	—	51,654,021
Foreign Government Obligations	—	3,888,367	—	3,888,367
Repurchase Agreement	—	1,576,736	—	1,576,736
Total	$54,615	$57,367,859	$253,750	$57,676,224
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(74)	—	(74)
Futures Contracts
Assets	90,878	—	—	90,878
Liabilities	(28,870)	—	—	(28,870)
Total	$62,008	$(74)	$—	$61,934

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds
Balance as of January 1, 2017	$—
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	253,750
Sales	—
Net Transfers into Level 3	—
Net Transfers out of Level 3	—
Balance as of September 30, 2017	$253,750

Change in unrealized appreciation/depreciation for period ended September 30, 2017 related to Level 3 investments held at September 30, 2017	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 81.64%

ASSET-BACKED SECURITIES 17.56%

Automobiles 7.76%

AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	$77	$77,422
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	260	259,368
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	407	410,886
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,762	1,768,101
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	359	359,276
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	10	9,767
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	468	469,110
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	280	279,287
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	224	226,220
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	34	33,652
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	898	902,708
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	244	243,374
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	214	211,358
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%	12/16/2019	77	76,913
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	362	366,265
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	874	874,878
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	222	223,905
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	132	133,195
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	190	203,187
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	300	301,202
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	800	810,131
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	1,093	1,129,315
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	1,745	1,753,677
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	40	39,785
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	282	281,631
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	490	489,259
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	471	470,734
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.127%(1 Mo. LIBOR + .90%) #	3/15/2021	197	198,920
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	229	228,726
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	701	701,703
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	382	382,899
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	165	165,794
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	249	249,705
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	537	540,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	$345	$352,791
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	213	218,781
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	207	207,083
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	260	259,672
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	2,056	2,059,687
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%	11/15/2019	388	387,655
Volkswagen Auto Loan Enhanced Trust 2014-1 A4	1.45%	9/21/2020	65	64,983
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	113	112,787
Total				18,536,767

Credit Cards 3.06%

Capital One Multi-Asset Execution Trust 2015-A3	1.634%(1 Mo. LIBOR + .40%) #	3/15/2023	1,928	1,940,719
Chase Issuance Trust 2015-A5	1.36%	4/15/2020	1,155	1,154,521
Discover Card Execution Note Trust 2016-A1	1.64%	7/15/2021	1,766	1,765,732
Discover Card Execution Note Trust 2016-A2	1.774%(1 Mo. LIBOR + .54%) #	9/15/2021	564	567,683
MBNA Credit Card Master Note Trust 2004-A3	1.494%(1 Mo. LIBOR + .26%) #	8/16/2021	675	676,374
Synchrony Credit Card Master Note Trust 2014-1 A	1.61%	11/15/2020	1,200	1,200,320
Total				7,305,349

Other 6.74%

Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	497	497,038
Ammc CLO 19 Ltd. 2016-19A A†	2.804%(3 Mo. LIBOR + 1.50%) #	10/15/2028	750	756,574
Apidos CLO X 2012-10A A†	2.731%(3 Mo. LIBOR + 1.42%) #	10/30/2022	519	521,334
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	191	191,173
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	271	269,402
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%	9/12/2022	175	175,168
Avery Point V CLO Ltd. 2014-5A BR†	2.804%(3 Mo. LIBOR + 1.50%) #	7/17/2026	250	250,590
Birchwood Park CLO Ltd. 2014-1A AR†	2.484%(3 Mo. LIBOR + 1.18%) #	7/15/2026	1,000	1,003,981
BlueMountain CLO Ltd. 2014-4A A1R†	2.667%(3 Mo. LIBOR + 1.35%) #	11/30/2026	1,000	1,004,100
Cent CLO Ltd. 2013-17A A1†	2.611%(3 Mo. LIBOR + 1.30%) #	1/30/2025	1,394	1,395,426
Cent CLO Ltd. 2013-19A A1A†	2.641%(3 Mo. LIBOR + 1.33%) #	10/29/2025	900	901,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

CIFC Funding V Ltd. 2014-5A A1R†	2.704%(3 Mo. LIBOR + 1.40%) #	1/17/2027	$1,000	$1,005,820
CNH Equipment Trust 2014-C A3	1.05%	11/15/2019	72	71,429
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	175	175,022
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	169	166,706
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	132	132,875
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	829	840,590
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	427	426,514
Fortress Credit BSL Ltd. 2013-1A A†	2.486%(3 Mo. LIBOR + 1.18%) #	1/19/2025	567	568,077
H/2 Asset Funding 2014-1 Ltd.	2.348%	3/19/2037	2,000	2,000,544	(a)
Marathon CLO IV Ltd. 2012-4A A1†	2.706%(3 Mo. LIBOR + 1.39%) #	5/20/2023	74	73,570
Mountain Hawk II CLO Ltd. 2013-2A A1†	2.467%(3 Mo. LIBOR + 1.16%) #	7/22/2024	1,500	1,504,098
OneMain Financial Issuance Trust 2015-1A A†	3.19%	3/18/2026	188	190,069
OneMain Financial Issuance Trust 2016-1A A†	3.66%	2/20/2029	305	312,312
SLM Private Education Loan Trust 2010-A 2A†	4.484%(1 Mo. LIBOR + 3.25%) #	5/16/2044	691	714,824
SLM Student Loan Trust 2011-1 A1	1.757%(1 Mo. LIBOR + .52%) #	3/25/2026	290	291,628
Venture XVIII CLO Ltd. 2014-18A A†	2.754%(3 Mo. LIBOR + 1.45%) #	10/15/2026	500	500,125
Westgate Resorts LLC 2015-1A A†	2.75%	5/20/2027	81	81,007
Westgate Resorts LLC 2015-1A B†	3.50%	5/20/2027	81	80,990
Total				16,102,649
Total Asset-Backed Securities (cost $41,842,464)				41,944,765

CORPORATE BONDS 32.91%

Advertising 0.10%

Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017	250	250,090

Aerospace/Defense 0.21%
Harris Corp.	1.999%	4/27/2018	500	500,935

Auto Loans 2.10%

Ford Motor Credit Co. LLC	1.724%	12/6/2017	1,000	1,000,114
General Motors Financial Co., Inc.	2.234%(3 Mo. LIBOR + .93%) #	4/13/2020	1,004	1,009,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Loans (continued)

Hyundai Capital America†	1.75%	9/27/2019	$500	$492,805
Hyundai Capital America†	2.40%	10/30/2018	500	501,930
Nissan Motor Acceptance Corp.†	1.721%(3 Mo. LIBOR + .39%) #	9/28/2020	1,000	1,002,227
Volkswagen International Finance NV (Netherlands)†(b)	1.60%	11/20/2017	1,000	999,825
Total				5,006,545

Automakers 0.84%

Daimler Finance North America LLC†	1.562%(3 Mo. LIBOR + .25%) #	11/5/2018	1,000	1,000,454
General Motors Co.	3.50%	10/2/2018	500	508,227
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	250	250,011
Volkswagen Group of America Finance LLC†	1.756%(3 Mo. LIBOR + .44%) #	11/20/2017	250	250,108
Total				2,008,800

Banking 6.95%

Associated Banc-Corp.	2.75%	11/15/2019	500	506,809
Citibank NA	1.541%(3 Mo. LIBOR + .23%) #	11/9/2018	1,000	1,001,271
Citigroup, Inc.	1.70%	4/27/2018	1,000	1,000,039
Citigroup, Inc.	2.177%(3 Mo. LIBOR + .86%) #	12/7/2018	1,000	1,006,504
Citigroup, Inc.	6.125%	11/21/2017	500	503,000
Compass Bank	2.75%	9/29/2019	90	90,608
Compass Bank	6.40%	10/1/2017	500	500,000
Credit Suisse AG	1.70%	4/27/2018	500	500,431
Fifth Third Bancorp	4.50%	6/1/2018	250	254,632
Intesa Sanpaolo SpA (Italy)(b)	3.875%	1/16/2018	250	251,397
JPMorgan Chase & Co.	1.625%	5/15/2018	2,000	2,000,324
Macquarie Bank Ltd. (Australia)†(b)	1.60%	10/27/2017	1,000	1,000,145
Macquarie Bank Ltd. (Australia)†(b)	1.947%(3 Mo. LIBOR + .63%) #	10/27/2017	500	500,219
Morgan Stanley	7.30%	5/13/2019	2,000	2,165,595
National Australia Bank Ltd. (Australia)†(b)	1.825%(3 Mo. LIBOR + .51%) #	5/22/2020	1,000	1,004,651
PNC Bank NA	1.676%(3 Mo. LIBOR + .36%) #	5/19/2020	1,000	1,004,370
Regions Bank	2.25%	9/14/2018	655	657,894
Regions Bank	7.50%	5/15/2018	500	517,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banking (continued)

Santander Bank NA	8.75%	5/30/2018	$250	$261,100
Santander UK plc (United Kingdom)(b)	2.00%	8/24/2018	250	250,489
Santander UK plc (United Kingdom)(b)	2.799%(3 Mo. LIBOR + 1.48%) #	3/14/2019	623	633,317
UBS AG (United Kingdom)†(b)	1.637%(3 Mo. LIBOR + .32%) #	12/7/2018	1,000	1,001,807
Total				16,611,960

Building Materials 0.25%

Martin Marietta Materials, Inc.	1.965%(3 Mo. LIBOR + .65%) #	5/22/2020	333	334,475
Martin Marietta Materials, Inc.	6.60%	4/15/2018	250	256,422
Total				590,897

Cable & Satellite Television 0.23%

Sky plc (United Kingdom)†(b)	9.50%	11/15/2018	500	540,540

Chemicals 0.66%

Potash Corp. of Saskatchewan, Inc. (Canada)(b)	3.25%	12/1/2017	500	501,241
Westlake Chemical Corp.	4.875%	5/15/2023	500	522,500
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	500	543,026
Total				1,566,767

Consumer/Commercial/Lease Financing 1.04%

Discover Bank	2.60%	11/13/2018	1,469	1,478,837
Synchrony Financial	2.60%	1/15/2019	1,000	1,006,627
Total				2,485,464

Diversified Capital Goods 0.35%

Pentair Finance Sarl (Luxembourg)(b)	2.90%	9/15/2018	831	837,671

Electric: Distribution/Transportation 0.11%

Oklahoma Gas & Electric Co.	8.25%	1/15/2019	250	269,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 1.81%

American Electric Power Co., Inc.	1.65%	12/15/2017	$500	$500,042
E. ON International Finance BV (Netherlands)†(b)	5.80%	4/30/2018	250	255,648
Exelon Generation Co. LLC	5.20%	10/1/2019	500	530,484
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	500	505,762
Public Service Co. of New Mexico	7.95%	5/15/2018	500	518,667
TECO Finance, Inc.	1.904%(3 Mo. LIBOR + .60%) #	4/10/2018	1,000	1,001,615
TECO Finance, Inc.	6.572%	11/1/2017	1,000	1,003,733
Total				4,315,951

Electronics 0.94%

Arrow Electronics, Inc.	3.00%	3/1/2018	250	251,154
KLA-Tencor Corp.	2.375%	11/1/2017	500	500,255
QUALCOMM, Inc.	1.586%(3 Mo. LIBOR + .27%) #	5/18/2018	500	500,729
QUALCOMM, Inc.	1.676%(3 Mo. LIBOR + .36%) #	5/20/2019	1,000	1,004,086
Total				2,256,224

Energy: Exploration & Production 1.41%

Apache Corp.	6.90%	9/15/2018	1,000	1,047,321
Canadian Natural Resources Ltd. (Canada)(b)	3.45%	11/15/2021	450	464,437
Noble Energy, Inc.	5.625%	5/1/2021	500	515,415
Pioneer Natural Resources Co.	6.875%	5/1/2018	500	514,381
Pioneer Natural Resources Co.	7.50%	1/15/2020	250	278,321
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	6.75%	9/30/2019	500	539,781
Total				3,359,656

Forestry/Paper 0.11%

WestRock RKT Co.	4.45%	3/1/2019	250	258,151

Gas Distribution 3.86%

Buckeye Partners LP	2.65%	11/15/2018	500	502,161
Buckeye Partners LP	6.05%	1/15/2018	500	505,670
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	250	250,898
Enbridge Energy Partners LP	6.50%	4/15/2018	500	512,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Energy Transfer LP/Regency Energy Finance Corp.	5.50%	4/15/2023	$500	$517,000
Energy Transfer LP/Regency Energy Finance Corp.	6.50%	7/15/2021	1,000	1,025,000
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	500	543,512
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	500	548,984
Kinder Morgan, Inc.	7.25%	6/1/2018	250	258,845
MPLX LP	5.50%	2/15/2023	500	515,750
Northwest Pipeline LLC	6.05%	6/15/2018	215	221,379
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	1,015	1,100,658
Sempra Energy	6.15%	6/15/2018	1,000	1,030,434
Sempra Energy	9.80%	2/15/2019	300	330,827
Transcontinental Gas Pipe Line Co. LLC	6.05%	6/15/2018	344	353,424
Western Gas Partners LP	2.60%	8/15/2018	1,000	1,004,713
Total				9,221,730

Hotels 0.33%

Hyatt Hotels Corp.†	6.875%	8/15/2019	500	540,990
Wyndham Worldwide Corp.	2.50%	3/1/2018	250	250,489
Total				791,479

Insurance Brokerage 0.03%

Willis North America, Inc.	7.00%	9/29/2019	75	81,680

Integrated Energy 0.65%

Eni SpA (Italy)†(b)	4.15%	10/1/2020	500	519,440
Petroleos Mexicanos (Mexico)(b)	5.50%	2/4/2019	500	522,250
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	500	501,768
Total				1,543,458

Life Insurance 0.14%

Lincoln National Corp.	7.00%	3/15/2018	250	256,052
Lincoln National Corp.	8.75%	7/1/2019	77	85,625
Total				341,677

Machinery 0.42%

Caterpillar Financial Services Corp.	1.496%(3 Mo. LIBOR + .18%) #	12/6/2018	1,000	1,001,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content 0.22%

Activision Blizzard, Inc.†	6.125%	9/15/2023	$500	$536,375

Medical Products 0.21%

Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	500	500,574

Metals/Mining (Excluding Steel) 0.21%

Goldcorp, Inc. (Canada)(b)	2.125%	3/15/2018	500	500,558

Non-Electric Utilities 0.11%

United Utilities plc (United Kingdom)(b)	4.55%	6/19/2018	250	254,295

Oil Field Equipment & Services 0.47%

Cameron International Corp.	6.375%	7/15/2018	704	729,264
National Oilwell Varco, Inc.	1.35%	12/1/2017	390	389,603
Total				1,118,867

Packaging 0.11%

Packaging Corp. of America	6.50%	3/15/2018	250	255,072

Pharmaceuticals 1.52%

Actavis Funding SCS (Luxembourg)(b)	2.565%(3 Mo. LIBOR + 1.26%) #	3/12/2020	1,100	1,120,876
Baxalta, Inc.	2.103%(3 Mo. LIBOR + .78%) #	6/22/2018	1,000	1,003,672
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	1.40%	7/20/2018	1,000	996,436
Zoetis, Inc.	1.875%	2/1/2018	500	501,063
Total				3,622,047

Property & Casualty 0.22%

CNA Financial Corp.	5.875%	8/15/2020	250	273,188
CNA Financial Corp.	6.95%	1/15/2018	250	253,592
Total				526,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.83%

DDR Corp.	7.50%	7/15/2018	$500	$520,021
First Industrial LP	7.50%	12/1/2017	500	504,555
Hospitality Properties Trust	6.70%	1/15/2018	500	501,909
Kilroy Realty LP	4.80%	7/15/2018	500	508,610
Kilroy Realty LP	6.625%	6/1/2020	500	552,357
Kimco Realty Corp.	6.875%	10/1/2019	250	272,387
National Retail Properties, Inc.	6.875%	10/15/2017	250	250,415
Select Income REIT	2.85%	2/1/2018	250	250,585
SL Green Realty Corp.	5.00%	8/15/2018	500	510,204
Welltower, Inc.	2.25%	3/15/2018	500	501,298
Total				4,372,341

Software/Services 2.12%

Baidu, Inc. (China)(b)	2.75%	6/9/2019	500	506,299
Baidu, Inc. (China)(b)	3.25%	8/6/2018	850	858,616
Dun & Bradstreet Corp. (The)	3.50%	12/1/2017	500	501,009
eBay, Inc.	1.791%(3 Mo. LIBOR + .48%) #	8/1/2019	500	501,083
Fidelity National Information Services, Inc.	2.85%	10/15/2018	500	505,953
Hewlett Packard Enterprise Co.	3.041%(3 Mo. LIBOR + 1.74%) #	10/5/2017	500	500,034
Hewlett Packard Enterprise Co.	3.231%(3 Mo. LIBOR + 1.93%) #	10/5/2018	500	507,795
Tencent Holdings Ltd. (China)†(b)	3.375%	5/2/2019	1,000	1,020,079
VMware, Inc.	2.30%	8/21/2020	164	164,563
Total				5,065,431

Specialty Retail 0.21%

Best Buy Co., Inc.	5.00%	8/1/2018	250	256,385
Marks & Spencer plc (United Kingdom)†(b)	6.25%	12/1/2017	250	251,665
Total				508,050

Steel Producers/Products 0.21%

Nucor Corp.	5.75%	12/1/2017	500	503,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 0.32%

ERAC USA Finance LLC†	6.375%	10/15/2017	$500	$500,745
Expedia, Inc.	7.456%	8/15/2018	250	262,004
Total				762,749

Technology Hardware & Equipment 0.43%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	1,000	1,019,541

Telecommunications: Wireline Integrated & Services 1.40%

AT&T, Inc.	5.875%	10/1/2019	1,000	1,074,795
BellSouth LLC†	4.285%	4/26/2021	1,000	1,014,530
British Telecommunications plc (United Kingdom)(b)	5.95%	1/15/2018	500	506,105
Telefonica Emisiones SAU (Spain)(b)	3.192%	4/27/2018	500	504,117
Telenor ASA (Norway)(b)	1.75%	5/22/2018	250	249,848
Total				3,349,395

Tobacco 0.68%

BAT Capital Corp.†	2.297%	8/14/2020	220	220,807
BAT Capital Corp.†	2.764%	8/15/2022	165	166,062
BAT International Finance plc (United Kingdom)†(b)	1.83%(3 Mo. LIBOR + .51%) #	6/15/2018	240	240,411
BAT International Finance plc (United Kingdom)†(b)	1.85%	6/15/2018	500	500,204
Imperial Brands Finance plc (United Kingdom)†(b)	2.05%	2/11/2018	500	500,308
Total				1,627,792

Transportation: Infrastructure/Services 0.10%

HPHT Finance 15 Ltd.†	2.25%	3/17/2018	250	249,876
Total Corporate Bonds (cost $78,449,795)				78,612,892

FLOATING RATE LOANS(c) 2.37%

Aerospace/Defense 0.19%

Harris Corp. 3 Year Tranche Term Loan	2.74%(1 Mo. LIBOR + 1.50%)	3/16/2018	67	66,916	(d)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Aerospace/Defense (continued)

Harris Corp. 5 Year Tranche Term Loan	2.74%(1 Mo. LIBOR + 1.50%)		3/16/2020		$398	$398,135	(d)
Total						465,051

Gaming 0.42%

Las Vegas Sands LLC 2017 Refinancing Term Loan	3.235%(1 Mo. LIBOR + 2.00%)		3/29/2024		995	999,852

Health Facilities 0.07%

Laboratory Corp. of America Holdings Term Loan	2.583%(1 Mo. LIBOR + 1.25%)		12/19/2019		180	180,295	(d)

Media: Content 0.71%

Charter Communications Operating, LLC Term Loan E1	3.24%(1 Mo. LIBOR + 2.00%)		7/1/2020		1,685	1,692,283

Packaging 0.40%

Ball Corp. USD Term Loan A	2.985%(1 Mo. LIBOR + 1.75%)		3/18/2021		950	949,012

Specialty Retail 0.37%

PVH Corp. Tranche A Term Loan	2.734%(1 Mo. LIBOR + 1.50%)		2/13/2019		881	880,252

Telecommunications: Wireless 0.21%

American Tower Corporation Term Loan	2.49%(1 Mo. LIBOR + 1.25%)		1/31/2022		500	496,875	(d)
Total Floating Rate Loans (cost $5,643,759)						5,663,620

FOREIGN GOVERNMENT OBLIGATIONS(e) 2.21%

Argentina 1.75%

City of Buenos Aires	24.888%(BADLAR + 3.25%)	#	3/29/2024	ARS	39,830	2,236,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Argentina (continued)

Provincia de Mendoza	25.906%(BADLAR + 4.38%)	#	6/9/2021	ARS	33,750	$1,957,423
Total						4,193,499

Nigeria 0.46%

Nigeria Treasury Bill	0.01%		4/19/2018	NGN	432,000	1,090,746	(a)
Total Foreign Government Obligations (cost $5,775,931)						5,284,245

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.20%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.691	%#(f)	10/25/2030		$376	382,603
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.301	%#(f)	9/25/2044		500	506,643
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.169	%#(f)	11/25/2044		100	101,622
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.883	%#(f)	2/25/2045		100	101,184
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872	%#(f)	4/25/2045		261	266,268
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.942	%#(f)	6/25/2047		200	204,350
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684	%#(f)	8/25/2045		303	309,100
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.684	%#(f)	8/25/2045		200	201,750
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.481	%#(f)	5/25/2045		100	101,781
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274	%#(f)	4/25/2046		400	405,996
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.071	%#(f)	10/25/2047		415	418,963
Government National Mortgage Assoc. 2013-171 IO	0.944	%#(f)	6/16/2054		14,194	910,090
Government National Mortgage Assoc. 2013-193 IO	0.934	%#(f)	1/16/2055		1,334	86,950
Government National Mortgage Assoc. 2014-15 IO	0.773	%#(f)	8/16/2054		11,944	645,704
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049		72	71,199
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047		84	83,585
Government National Mortgage Assoc. 2014-78 IO	0.609	%#(f)	3/16/2056		753	36,229
Government National Mortgage Assoc. 2015-33 AS	2.90	%#(f)	5/16/2054		306	306,211
Government National Mortgage Assoc. 2015-41 AD	2.90	%#(f)	8/16/2055		244	245,841
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(f)	2/16/2053		1,262	1,266,073
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058		996	996,518
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,378,792)						7,648,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.65%

Federal Home Loan Mortgage Corp.	3.318%(1 Yr Treasury Constant Maturity Rate + 2.51%)	#	12/1/2035	$424	$451,843
Federal Home Loan Mortgage Corp.	3.326%(12 Mo. LIBOR + 1.71%)	#	4/1/2037	293	307,560
Federal Home Loan Mortgage Corp.	3.336%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	313	328,004
Federal Home Loan Mortgage Corp.	3.359%(12 Mo. LIBOR + 1.79%)	#	12/1/2036	400	422,485
Federal Home Loan Mortgage Corp.	3.371%(12 Mo. LIBOR + 1.78%)	#	5/1/2036	213	224,555
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	32	33,138
Federal National Mortgage Assoc.	2.916%(12 Mo. LIBOR + 1.46%)	#	12/1/2035	346	361,126
Federal National Mortgage Assoc.	2.938%(1 Yr Treasury Constant Maturity Rate + 2.20%)	#	1/1/2038	174	183,951
Federal National Mortgage Assoc.	3.011%(1 Yr Treasury Constant Maturity Rate + 2.23%)	#	3/1/2038	121	127,167
Federal National Mortgage Assoc.	3.154%(12 Mo. LIBOR + 1.52%)	#	2/1/2036	208	217,418
Federal National Mortgage Assoc.	3.299%(12 Mo. LIBOR + 1.66%)	#	9/1/2038	173	182,139
Federal National Mortgage Assoc.	3.301%(12 Mo. LIBOR + 1.58%)	#	11/1/2036	655	683,906
Federal National Mortgage Assoc.	3.306%(12 Mo. LIBOR + 1.63%)	#	1/1/2038	229	240,128
Federal National Mortgage Assoc.	3.334%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	519	544,333
Federal National Mortgage Assoc.	3.345%(12 Mo. LIBOR + 1.82%)	#	12/1/2040	481	504,631
Federal National Mortgage Assoc.	3.351%(12 Mo. LIBOR + 1.67%)	#	8/1/2038	141	147,622
Federal National Mortgage Assoc.	3.384%(12 Mo. LIBOR + 1.80%)	#	11/1/2040	1,722	1,803,502
Federal National Mortgage Assoc.	3.423%(12 Mo. LIBOR + 1.76%)	#	11/1/2038	299	315,457
Federal National Mortgage Assoc.	3.496%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	525	550,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.598%(12 Mo. LIBOR + 1.88%)	#	12/1/2038	$110	$117,199
Federal National Mortgage Assoc.	5.50%		2/1/2034	413	463,783
Federal National Mortgage Assoc.	5.50%		11/1/2034	442	495,344
Total Government Sponsored Enterprises Pass-Throughs (cost $8,706,339)					8,705,354

MUNICIPAL BONDS 0.72%

Nursing Home 0.32%

New Jersey Econ Dev Auth	2.421%		6/15/2018	750	751,530

Transportation: Infrastructure/Services 0.40%

New Jersey Transp Tr Fnd Auth	3.60%		12/15/2017	300	301,131
New Jersey Transp Tr Fnd Auth	4.00%		12/15/2017	650	653,601
Total					954,732
Total Municipal Bonds (cost $1,704,233)					1,706,262

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 19.02%

A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	1,025	1,026,348	(a)
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.808	%#(f)	6/15/2028	100	100,198
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808	%#(f)	6/15/2028	200	199,742
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808	%#(f)	6/15/2028	340	340,410
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.657%(1 Mo. LIBOR + 1.43%)	#	11/15/2033	92	92,592
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	113	117,734
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	258	252,009
BBCMS Trust 2015-VFM X IO†	0.584	%#(f)	3/12/2036	52,290	1,252,084
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	72	76,058
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	619	629,664
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	619	633,618
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.945	%#(f)	12/15/2047	133	146,814
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.353	%#(f)	11/10/2049	2,066	168,267
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	324	327,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	$243	$246,040
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	250,185
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911	%#(f)	1/12/2030	750	750,352
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.41	%#(f)	5/10/2047	4,307	268,390
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.325	%#(f)	7/10/2047	3,784	59,065
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.573	%#(f)	6/10/2048	4,000	105,590
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	507	502,932
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	283	280,010
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	100	98,881
Citigroup Commercial Mortgage Trust 2016-SMPL XCP IO†	1.977	%#(f)	9/10/2031	47,247	847,384
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.189	%#(f)	7/10/2046	100	107,534
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	383	396,144
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	282	276,276
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	408	401,469
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.833%(1 Mo. LIBOR + 1.60%)	#	6/8/2030	225	224,394
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.983%(1 Mo. LIBOR + 3.75%)	#	6/8/2030	600	601,440
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.391	%#(f)	8/10/2047	1,666	88,503
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.832%(1 Mo. LIBOR + 1.95%)	#	7/13/2031	468	471,912
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.124	%#(f)	10/10/2047	58,568	282,649
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.194	%#(f)	9/10/2047	3,646	159,188
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807	%#(f)	5/10/2048	1,000	1,009,672
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.535%(1 Mo. LIBOR + 2.30%)	#	10/15/2034	734	741,751
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173	%#(f)	10/15/2034	6,243	140,919	(a)
Commercial Mortgage Trust 2006-GG7 AM	5.959	%#(f)	7/10/2038	405	408,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Core Industrial Trust 2015-WEST XA IO†	1.076	%#(f)	2/10/2037	$2,882	$167,934
Cosmopolitan Hotel Trust 2016-CSMO B†	3.334%(1 Mo. LIBOR + 2.10%)	#	11/15/2033	250	251,082
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	11	11,462
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	333	345,980
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#(f)	9/15/2037	20,000	727,700
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.554%(1 Mo. LIBOR + 1.32%)	#	4/15/2029	365	365,549
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	3.084%(1 Mo. LIBOR + 1.85%)	#	4/15/2029	478	478,891
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.734%(1 Mo. LIBOR + 2.50%)	#	11/15/2033	419	420,739
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.734%(1 Mo. LIBOR + 3.50%)	#	11/15/2033	476	479,295
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	1,200	1,211,809
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(f)	7/10/2044	100	107,408
DBUBS Mortgage Trust 2011-LC2A D†	5.727	%#(f)	7/10/2044	300	315,740
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	32	32,069
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	316	318,107
DBWF Mortgage Trust 2015-LCM XA IO†	0.537	%#(f)	6/10/2034	826	16,393
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495	%#(f)	12/15/2034	320	324,409
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	300	310,604
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	237	239,556
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	408	413,424
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	761	763,920
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	200	200,623
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	130	130,879
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	95	101,174
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	709	692,473
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	155	154,088	(a)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	270	268,200	(a)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	367	368,350	(a)
H/2 Asset Funding 2015-1A-AFL	2.174%		6/24/2049	391	389,631	(a)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	195	193,383	(a)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	369	357,296	(a)
HILT Mortgage Trust 2014-ORL B†	2.434%(1 Mo. LIBOR + 1.20%)	#	7/15/2029	200	200,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

HILT Mortgage Trust 2014-ORL C†	2.834%(1 Mo. LIBOR + 1.60%)	#	7/15/2029	$750	$750,522
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(f)	8/5/2034	837	800,974
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	121	119,625
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	292	302,335
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075	%#(f)	11/15/2043	250	263,946
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	715	745,528
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	199	202,103
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.322	%#(f)	4/15/2047	1,887	54,504
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.426	%#(f)	4/15/2047	1,000	19,104
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	1,359	1,361,215
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931	%#(f)	6/10/2027	866	858,191
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#(f)	6/10/2027	1,487	10,238
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#(f)	6/10/2027	661	806
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	3.434%(1 Mo. LIBOR + 2.20%)	#	12/15/2030	250	251,865
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.334%(1 Mo. LIBOR + 3.10%)	#	12/15/2030	500	511,685
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	3.334%(1 Mo. LIBOR + 2.10%)	#	7/15/2031	250	247,881
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	34	34,482
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.072	%#(f)	5/15/2048	2,936	108,255
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XB IO†	0.206	%#(f)	9/5/2032	46,250	182,225
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	157	157,134
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	309	312,987
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	141	143,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	$178	$181,153
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345	%#(f)	10/5/2031	1,543	64,676	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791	%#(f)	10/5/2031	1,000	23,576	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.077%(1 Mo. LIBOR + 2.85%)	#	10/15/2033	41	41,290
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.977%(1 Mo. LIBOR + 3.75%)	#	10/15/2033	292	295,062
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT XCP IO†	1.198	%#(f)	10/15/2018	53,571	692,941
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#(f)	11/14/2027	156	154,538
LMREC, Inc. 2015-CRE1 A†	2.986%(1 Mo. LIBOR + 1.75%)	#	2/22/2032	755	764,683
LMREC, Inc. 2015-CRE1 B†	4.736%(1 Mo. LIBOR + 3.50%)	#	2/22/2032	100	98,263
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#(f)	1/20/2041	1,287	14,388
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(f)	4/20/2048	262	263,291
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	40	40,422
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.874	%#(f)	7/15/2050	9,795	345,606
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.604	%#(f)	11/15/2049	3,619	336,892
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	246,586
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	495,203
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.406	%#(f)	9/13/2031	124,205	396,351	(a)
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	541	532,857
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	100	100,329
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#(f)	7/13/2029	100,000	432,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	103,550
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.809	%#(f)	8/15/2049	1,105	111,037
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.136	%#(f)	8/15/2049	1,538	112,869
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	171	168,909
MSCG Trust 2016-SNR A†	3.46	%#(f)	11/15/2034	687	688,474
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	332	335,118
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	213	218,251
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	1,526	1,530,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	$178		$179,396
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	343		348,002
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.785	%#(f)	11/15/2043	250		266,173
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.883	%#(f)	6/15/2048	2,448		100,065
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101	%#(f)	6/15/2048	40,645		135,787
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.621	%#(f)	4/15/2050	24,333		788,847
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.941	%#(f)	9/15/2048	2,569		114,865
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.161	%#(f)	10/15/2049	4,661		360,902
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	16		15,967
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	358		359,174
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	—	(g)	70
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.302	%#(f)	5/15/2047	3,772		186,921
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.732	%#(f)	5/15/2047	765		27,452
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.758	%#(f)	8/15/2047	15,000		592,056
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	1.066	%#(f)	9/15/2057	12,663		571,488
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.496	%#(f)	9/15/2057	14,000		377,300
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.814	%#(f)	10/15/2057	7,755		257,792
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#(f)	10/15/2057	5,000		86,334
Total Non-Agency Commercial Mortgage-Backed Securities (cost $45,737,775)						45,437,098
Total Long-Term Investments (cost $196,239,088)						$195,002,896

SHORT-TERM INVESTMENTS 15.85%

COMMERCIAL PAPER 10.35%

Auto Loans 0.42%

VW Credit, Inc.	1.578%		10/30/2017	1,000		998,794

Banking 0.42%

Intesa Funding LLC	1.564%		10/26/2017	1,000		998,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.84%

Molson Coors Brewing Co.	1.594%	10/23/2017	$1,000	$999,084
Molson Coors Brewing Co.	1.708%	10/24/2017	1,000	998,974
Total				1,998,058

Chemicals 0.84%

Agrium, Inc.	1.525%	10/12/2017	1,000	999,584
Sherwin-Williams Co. (The)	1.604%	10/23/2017	1,000	999,078
Total				1,998,662

Electric: Integrated 0.42%

Entergy Corp.	1.66%	11/16/2017	1,000	997,963

Energy: Exploration & Production 1.56%

Enbridge Energy Partners LP	2.087%	12/4/2017	1,000	996,933
Enbridge Energy Partners LP	2.294%	12/12/2017	1,000	996,538
Plains Midstream Canada ULC	2.387%	10/25/2017	1,000	998,499
Suncor Energy, Inc.	1.547%	10/30/2017	750	749,113
Total				3,741,083

Gas Distribution 0.42%

ONEOK, Inc.	1.898%	10/6/2017	1,000	999,792

Integrated Energy 0.63%

Eni Finance USA, Inc.	1.472%	10/25/2017	500	499,537
Eni Finance USA, Inc.	1.527%	11/20/2017	1,000	997,958
Total				1,497,495

Investments & Miscellaneous Financial Services 1.88%

Moody’s Corp.	1.525%	10/2/2017	1,000	1,000,000
Nasdaq, Inc.	1.578%	10/24/2017	1,000	999,053
Syngenta Wilmington, Inc.	2.199%	11/1/2017	500	499,104
Syngenta Wilmington, Inc.	2.243%	11/2/2017	1,000	998,105
Syngenta Wilmington, Inc.	2.276%	12/8/2017	1,000	996,685
Total				4,492,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products 0.42%

Boston Scientific Corp.	1.624%	10/10/2017	$1,000	$999,645

Oil Field Equipment & Services 1.25%

FMC Technologies, Inc.	1.474%	10/12/2017	2,000	1,999,194
FMC Technologies, Inc.	1.524%	11/7/2017	1,000	998,500
Total				2,997,694

Specialty Retail 0.42%

Mattel, Inc.	1.695%	10/5/2017	1,000	999,861

Technology Hardware & Equipment 0.83%

HP, Inc.	1.578%	12/26/2017	2,000	1,994,080
Total Commercial Paper (cost $24,710,161)				24,715,047

CORPORATE BONDS 3.12%

Banking 0.42%

Barclays Bank plc (United Kingdom)†(b)	6.05%	12/4/2017	1,000	1,007,102

Cable & Satellite Television 0.43%

Time Warner Cable LLC	6.75%	7/1/2018	1,000	1,035,658

Consumer/Commercial/Lease Financing 0.31%

Air Lease Corp.	2.125%	1/15/2018	230	230,266
Synchrony Financial	2.711%(3 Mo. LIBOR + 1.40%) #	11/9/2017	500	500,528
Total				730,794

Electric: Distribution/Transportation 0.42%

ITC Holdings Corp.†	6.05%	1/31/2018	500	506,519
New York State Electric & Gas Corp.†	6.15%	12/15/2017	500	504,738
Total				1,011,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Integrated 0.11%

National Fuel Gas Co.	6.50%	4/15/2018		$250	$256,192

Electronics 0.21%

Tyco Electronics Group SA (Luxemburg)(b)	6.55%	10/1/2017		500	500,000

Gas Distribution 0.32%

Kinder Morgan Energy Partners LP	5.95%	2/15/2018		500	507,409
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018		250	252,797
Total					760,206

Oil Field Equipment & Services 0.10%

TechnipFMC plc (United Kingdom)†(b)	2.00%	10/1/2017		250	250,000

Pharmaceuticals 0.17%

Bayer US Finance LLC†	1.582%(3 Mo. LIBOR + .28%) #	10/6/2017		400	400,009

Real Estate Investment Trusts 0.10%

Mack-Cali Realty LP	2.50%	12/15/2017		250	250,137

Specialty Retail 0.11%

Staples, Inc.	3.75%	1/12/2018		250	250,408

Tobacco 0.42%

Imperial Brands Finance plc (United Kingdom)†(b)	2.05%	7/20/2018		1,000	1,000,583
Total Corporate Bonds (cost $7,453,802)					7,452,346

FOREIGN GOVERNMENT OBLIGATIONS(e) 2.38%

Egypt 1.44%

Egypt Treasury Bill	Zero Coupon	11/28/2017	EGP	62,500	3,448,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Uruguay 0.94%

Uruguay Treasury Bill	Zero Coupon	10/6/2017	UYU	65,000	$2,232,955
Total Foreign Government Obligations (cost $5,686,914)					5,681,482
Total Short-Term Investments (cost $37,850,877)					37,848,875
Total Investments in Securities 97.49% (cost $234,089,965)					232,851,771
Cash, Foreign Cash and Other Assets in Excess of Liabilities(h) 2.51%					6,004,174
Net Assets 100.00%					$238,855,945

BADLAR	Banco de la Republica Argentina
IO	Interest Only.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
ARS	Argentine Peso
EGP	Egyptian pound
NGN	Nigerian naira.
UYU	Uruguayan Peso
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2017.
(a)	Level 3 Investment as described in Note 2(m) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at September 30, 2017.
(d)	Level 3 Investment as described in Note 2(m) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Amount is less than $1,000.
(h)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Open Forward Foreign Currency Exchange Contracts at September 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	BNP Paribas S.A.	10/23/2017	94,300,000	$5,175,631	$5,387,171	$211,540
Argentine peso	Buy	BNP Paribas S.A.	11/16/2017	91,900,000	4,877,919	5,182,541	304,622
Brazilian real	Buy	Barclays Bank plc	10/13/2017	8,040,000	2,398,704	2,534,868	136,164
Brazilian real	Buy	Morgan Stanley	10/13/2017	2,638,000	826,105	831,714	5,609
Chilean peso	Buy	BNP Paribas S.A.	11/16/2017	4,290,000,000	6,589,356	6,696,412	107,056
Chinese yuan renminbi	Buy	Bank of America	10/13/2017	17,300,000	2,526,558	2,604,038	77,480
Chinese yuan renminbi	Buy	State Street Bank and Trust	11/16/2017	30,000,000	4,482,295	4,502,231	19,936
Colombian peso	Buy	BNP Paribas S.A.	10/13/2017	294,000,000	98,571	99,983	1,412
Colombian peso	Buy	BNP Paribas S.A.	11/16/2017	14,900,000,000	4,922,676	5,046,760	124,084
Colombian peso	Buy	Standard Chartered Bank	10/13/2017	9,335,000,000	2,983,763	3,174,645	190,882
Czech koruna	Buy	Citibank	11/16/2017	2,700,000	122,437	123,104	667
Czech koruna	Buy	Standard Chartered Bank	10/13/2017	86,000,000	3,801,735	3,914,135	112,400
euro	Buy	Barclays Bank plc	10/13/2017	2,940,000	3,435,317	3,476,661	41,344
Hungarian forint	Buy	Citibank	10/13/2017	195,000,000	731,390	739,701	8,311
Indonesian rupiah	Buy	Goldman Sachs	10/13/2017	74,130,000,000	5,451,194	5,498,901	47,707
Israeli new shekel	Buy	Citibank	10/13/2017	10,162,000	2,869,697	2,875,821	6,124
Malaysian ringgit	Buy	UBS AG	10/13/2017	43,000,000	9,958,314	10,179,141	220,827
Malaysian ringgit	Buy	UBS AG	11/16/2017	16,700,000	3,877,409	3,952,346	74,937
Peruvian Nuevo sol	Buy	J.P. Morgan	11/16/2017	13,680,000	4,175,697	4,184,130	8,433
Peruvian Nuevo sol	Buy	State Street Bank and Trust	10/13/2017	11,850,000	3,610,603	3,628,729	18,126
Philippine peso	Buy	Barclays Bank plc	11/16/2017	126,400,000	2,474,259	2,476,959	2,700
Philippine peso	Buy	Goldman Sachs	10/13/2017	385,000,000	7,496,836	7,562,365	65,529
Philippine peso	Buy	Goldman Sachs	12/11/2017	184,400,000	3,573,643	3,606,634	32,991
Polish zloty	Buy	Citibank	10/13/2017	5,170,000	1,398,230	1,416,769	18,539
Romanian new leu	Buy	Standard Chartered Bank	10/13/2017	12,350,000	3,099,604	3,178,182	78,578
Russian ruble	Buy	Barclays Bank plc	10/13/2017	310,000,000	5,035,051	5,369,945	334,894
Russian ruble	Buy	Barclays Bank plc	11/16/2017	259,000,000	4,244,628	4,456,466	211,838
Russian ruble	Buy	Barclays Bank plc	12/11/2017	325,300,000	5,561,634	5,581,924	20,290
South African rand	Buy	Bank of America	11/16/2017	47,860,000	3,502,792	3,510,099	7,307
Taiwan dollar	Buy	Bank of America	10/13/2017	26,700,000	875,447	878,954	3,507
Thai baht	Buy	Standard Chartered Bank	10/16/2017	57,840,000	1,700,776	1,734,495	33,719
Turkish lira	Buy	Citibank	11/16/2017	15,360,000	4,222,142	4,254,910	32,768
Turkish lira	Buy	State Street Bank and Trust	10/13/2017	17,050,000	4,634,878	4,769,757	134,879
Turkish lira	Buy	State Street Bank and Trust	10/13/2017	355,000	98,417	99,312	895
Brazilian real	Sell	J.P. Morgan	10/13/2017	910,000	291,421	286,907	4,514
Brazilian real	Sell	Morgan Stanley	10/13/2017	379,000	121,082	119,492	1,590
Chilean peso	Sell	Goldman Sachs	11/16/2017	75,669,000	120,713	118,114	2,599
Chilean peso	Sell	J.P. Morgan	11/16/2017	60,114,000	96,985	93,834	3,151
Chinese yuan renminbi	Sell	Bank of America	10/13/2017	1,428,000	218,107	214,946	3,161
Colombian peso	Sell	BNP Paribas S.A.	10/13/2017	284,172,000	96,919	96,641	278
Colombian peso	Sell	BNP Paribas S.A.	10/13/2017	355,563,000	121,358	120,920	438
Czech koruna	Sell	State Street Bank and Trust	10/13/2017	1,580,000	72,698	71,911	787
Hungarian forint	Sell	Barclays Bank plc	10/13/2017	31,072,000	121,200	117,867	3,333
Hungarian forint	Sell	State Street Bank and Trust	10/13/2017	18,716,000	72,617	70,996	1,621
Indian rupee	Sell	State Street Bank and Trust	10/13/2017	6,234,000	96,977	95,270	1,707
Indonesian rupiah	Sell	J.P. Morgan	10/13/2017	1,600,000,000	121,414	118,687	2,727
Indonesian rupiah	Sell	State Street Bank and Trust	10/13/2017	2,600,000,000	194,426	192,866	1,560
Japanese yen	Sell	J.P. Morgan	11/16/2017	266,945,000	2,448,351	2,376,966	71,385
Malaysian ringgit	Sell	Morgan Stanley	10/13/2017	5,430,000	1,295,000	1,285,412	9,588
Malaysian ringgit	Sell	State Street Bank and Trust	10/13/2017	509,000	120,745	120,493	252
Mexican peso	Sell	J.P. Morgan	10/13/2017	21,300,000	1,197,276	1,167,706	29,570
Mexican peso	Sell	State Street Bank and Trust	10/13/2017	1,725,000	97,264	94,568	2,696
Mexican peso	Sell	State Street Bank and Trust	10/13/2017	1,290,000	72,448	70,720	1,728
Peruvian Nuevo sol	Sell	Goldman Sachs	10/13/2017	315,000	97,126	96,460	666
Peruvian Nuevo sol	Sell	Goldman Sachs	10/13/2017	315,000	97,161	96,460	701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Philippine peso	Sell	J.P. Morgan	10/13/2017	6,070,000	$119,284	$119,230	$54
Polish zloty	Sell	State Street Bank and Trust	10/13/2017	345,000	97,224	94,543	2,681
Russian ruble	Sell	Goldman Sachs	10/13/2017	5,600,000	97,357	97,005	352
Singapore dollar	Sell	Barclays Bank plc	12/11/2017	3,190,000	2,378,068	2,353,500	24,568
South African rand	Sell	State Street Bank and Trust	10/13/2017	950,000	72,994	70,054	2,940
South Korean won	Sell	Standard Chartered Bank	12/11/2017	4,121,000,000	3,634,616	3,601,181	33,435
Thai baht	Sell	Goldman Sachs	10/16/2017	3,227,000	97,484	96,771	713
Turkish lira	Sell	State Street Bank and Trust	10/13/2017	250,000	72,791	69,938	2,853
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,907,743

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	J.P. Morgan	12/14/2017	71,000,000	$3,949,689	$3,945,869	$(3,820)
Australian dollar	Buy	J.P. Morgan	12/11/2017	4,546,000	3,664,760	3,562,988	(101,772)
Brazilian real	Buy	Barclays Bank plc	12/11/2017	46,400,000	14,688,192	14,515,158	(173,034)
Brazilian real	Buy	Barclays Bank plc	12/11/2017	310,000	97,256	96,976	(280)
Chilean peso	Buy	Bank of America	12/11/2017	1,500,000,000	2,424,086	2,340,033	(84,053)
Chilean peso	Buy	Morgan Stanley	12/11/2017	1,450,000,000	2,325,432	2,262,032	(63,400)
Chinese yuan renminbi	Buy	Barclays Bank plc	12/11/2017	21,700,000	3,296,870	3,250,693	(46,177)
Colombian peso	Buy	State Street Bank and Trust	12/11/2017	16,700,000,000	5,661,977	5,642,546	(19,431)
Czech koruna	Buy	State Street Bank and Trust	12/11/2017	54,680,000	2,533,593	2,497,457	(36,136)
Hungarian forint	Buy	State Street Bank and Trust	11/16/2017	915,600,000	3,556,246	3,478,176	(78,070)
Indian rupee	Buy	Bank of America	10/13/2017	72,760,000	1,114,669	1,111,937	(2,732)
Indian rupee	Buy	Barclays Bank plc	11/16/2017	263,000,000	4,073,162	4,003,349	(69,813)
Indian rupee	Buy	J.P. Morgan	12/11/2017	866,000,000	13,408,063	13,144,726	(263,337)
Indonesian rupiah	Buy	Bank of America	11/16/2017	41,330,000,000	3,063,887	3,056,380	(7,507)
Indonesian rupiah	Buy	J.P. Morgan	12/11/2017	85,000,000,000	6,315,007	6,268,984	(46,023)
Indonesian rupiah	Buy	J.P. Morgan	12/11/2017	970,000,000	71,624	71,540	(84)
Israeli new shekel	Buy	Bank of America	12/11/2017	2,730,000	776,309	774,232	(2,077)
Mexican peso	Buy	Citibank	12/11/2017	57,200,000	3,184,905	3,106,546	(78,359)
Mexican peso	Buy	Goldman Sachs	10/13/2017	22,112,000	1,233,332	1,212,221	(21,111)
Mexican peso	Buy	J.P. Morgan	10/13/2017	124,750,000	6,914,026	6,839,029	(74,997)
Mexican peso	Buy	State Street Bank and Trust	11/16/2017	103,000,000	5,658,718	5,615,852	(42,866)
Mexican peso	Buy	State Street Bank and Trust	12/11/2017	2,600,000	145,389	141,207	(4,182)
Peruvian Nuevo sol	Buy	BNP Paribas S.A.	12/11/2017	14,000,000	4,300,679	4,276,163	(24,516)
Polish zloty	Buy	Citibank	11/16/2017	24,250,000	6,667,741	6,645,450	(22,291)
Polish zloty	Buy	State Street Bank and Trust	12/11/2017	7,134,000	2,019,053	1,955,185	(63,868)
Romanian new leu	Buy	Citibank	12/11/2017	15,223,000	3,987,793	3,915,125	(72,668)
Romanian new leu	Buy	Standard Chartered Bank	11/16/2017	11,640,000	3,010,126	2,994,500	(15,626)
South African rand	Buy	Barclays Bank plc	12/11/2017	50,250,000	3,859,868	3,670,904	(188,964)
South African rand	Buy	Citibank	10/13/2017	16,355,000	1,244,426	1,206,039	(38,387)
South African rand	Buy	State Street Bank and Trust	10/13/2017	1,325,000	97,914	97,707	(207)
South Korean won	Buy	State Street Bank and Trust	12/11/2017	5,910,000,000	5,232,867	5,164,518	(68,349)
Taiwan dollar	Buy	J.P. Morgan	12/11/2017	68,600,000	2,301,936	2,265,229	(36,707)
Turkish lira	Buy	Bank of America	12/11/2017	22,580,000	6,438,269	6,210,627	(227,642)
Turkish lira	Buy	Citibank	12/11/2017	175,000	48,212	48,134	(78)
Argentine peso	Sell	BNP Paribas S.A.	11/16/2017	16,150,000	904,762	910,751	(5,989)
euro	Sell	State Street Bank and Trust	10/13/2017	2,940,000	3,388,783	3,476,661	(87,878)
Malaysian ringgit	Sell	Barclays Bank plc	10/13/2017	524,000	122,866	124,043	(1,177)
Malaysian ringgit	Sell	Barclays Bank plc	10/13/2017	416,000	97,305	98,477	(1,172)
Philippine peso	Sell	State Street Bank and Trust	10/13/2017	6,204,000	121,247	121,862	(615)
Russian ruble	Sell	Standard Chartered Bank	10/13/2017	8,400,000	145,505	145,508	(3)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,075,398)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Open Futures Contracts at September 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2017	201	Short	$(43,452,873)	$(43,356,328)	$96,545
U.S. 5-Year Treasury Note	December 2017	27	Short	(3,194,179)	(3,172,500)	21,679
Totals				$(46,647,052)	$(46,528,828)	$118,224

Centrally Cleared Interest Rate Swap Contracts at September 30, 2017:

Central Clearingparty *	Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	1.524%	3-Month LIBOR Index	1/13/2021	$38,000,000	$38,435,554	$435,554

*	Central Clearinghouse: Chicago Mercantile Exchange (CME)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Other	$—	$14,102,105	$2,000,544	$16,102,649
Remaining Industries	—	25,842,116	—	25,842,116
Corporate Bonds	—	86,065,238	—	86,065,238
Floating Rate Loans
Aerospace/Defense	—	—	465,051	465,051
Gaming	—	999,852	—	999,852
Health Facilities	—	—	180,295	180,295
Media: Content	—	1,692,283	—	1,692,283
Packaging	—	949,012	—	949,012
Specialty Retail	—	880,252	—	880,252
Telecommunications: Wireless	—	—	496,875	496,875
Foreign Government Obligations
Nigeria	—	—	1,090,746	1,090,746
Remaining Countries	—	9,874,981	—	9,874,981
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	7,648,660	—	7,648,660
Government Sponsored Enterprises Pass-Throughs	—	8,705,354	—	8,705,354
Municipal Bonds	—	1,706,262	—	1,706,262
Non-Agency Commercial Mortgage-Backed Securities	—	42,054,280	3,382,818	45,437,098
Commercial Paper	—	24,715,047	—	24,715,047
Total	$—	$225,235,442	$7,616,329	$232,851,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,907,743	$—	$2,907,743
Liabilities	—	(2,075,398)	—	(2,075,398)
Futures Contracts
Assets	118,224	—	—	118,224
Liabilities	—	—	—	—
Centrally Cleared Interest Rate Swap
Assets	—	435,554	—	435,554
Liabilities	—	—	—	—
Total	$118,224	$1,267,899	$—	$1,386,123

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed Securities	Foreign Government Obligations	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2017	$4,482,668	$—	$4,578,505	$7,268,149
Accrued Discounts (Premiums)	—	11,556	1,794	(438,223)
Realized Gain (Loss)	—	—	1,011	17,470
Change in Unrealized Appreciation (Depreciation)	2,246	7,531	(1,143)	105,117
Purchases	—	1,071,658	488,811	1,024,901
Sales	—	—	(2,939,562)	(1,983,303)
Net Transfers into Level 3	—	—	—	705,149
Net Transfers out of Level 3	(2,484,370)	—	(987,194)	(1,898,442)
Balance as of September 30, 2017	2,000,544	1,090,745	1,142,222	3,382,818

Change in unrealized appreciation/depreciation for period ended September 30, 2017 related to Level 3 investments held at September 30, 2017	$2,246	$7,531	$(1,143)	$105,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN CORPORATE BONDS(a) 9.16%

Colombia 0.95%

Electric: Power

Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	$99,089

Mexico 4.60%

Electric: Power 1.02%

Comision Federal de Electricidad	7.96%	11/20/2020	MXN	1,900	106,289

Media 0.71%

Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	73,285

Oil 1.43%

Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	148,876

Telecommunications 1.44%

America Movil SAB de CV	6.00%	6/9/2019	MXN	2,780	149,493
Total					477,943

Netherlands 0.94%

Telecommunications

VEON Holdings BV†	9.00%	2/13/2018	RUB	5,600	97,261

South Africa 1.86%

Electric: Power 1.22%

Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	52,271
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	74,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 0.64%

Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	$66,337
Total					193,075

Turkey 0.81%

Banks: Regional

Akbank Turk AS†	7.50%	2/5/2018	TRY	305	84,335
Total Foreign Corporate Bonds (cost $1,209,789)					951,703

FOREIGN GOVERNMENT OBLIGATIONS(a) 85.01%

Argentina 5.17%

City of Buenos Aires	24.702%(BADLAR + 3.25%) #	3/29/2024	ARS	2,000	112,281
Provincia de Buenos Aires	25.393%(BADLAR + 3.83%) #	5/31/2022	ARS	4,080	238,783
Provincia de Mendoza	25.875%(BADLAR + 4.38%) #	6/9/2021	ARS	2,380	138,035

Republic of Argentina GDP Linked Note	Zero Coupon	12/15/2035	ARS	7,500	48,307
Total					537,406

Brazil 12.47%

Brazil Letras do Tesouro Nacional	Zero Coupon	4/1/2018	BRL	1,100	335,826
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2019	BRL	900	260,624
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2023	BRL	940	306,358
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2025	BRL	1,210	392,791
Total					1,295,599

Chile 2.21%

Bonos Tesoreria Pesos	4.50%	3/1/2026	CLP	115,000	181,537
Bonos Tesoreria Pesos	5.00%	3/1/2035	CLP	30,000	47,789
Total					229,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Colombia 4.28%

Colombian TES Series B	6.00%	4/28/2028	COP	960,000	$313,459
Colombian TES Series B	10.00%	7/24/2024	COP	320,000	131,106
Total					444,565

Egypt 3.43%

Egypt Treasury Bill	Zero Coupon	11/28/2017	EGP	5,500	303,470
Egypt Treasury Bill	Zero Coupon	3/13/2018	EGP	1,000	52,711
Total					356,181

Hungary 1.73%

Hungary Government Bond	5.50%	6/24/2025	HUF	38,500	179,626

India 3.86%

Export-Import Bank of India	8.15%	3/5/2025	INR	15,000	240,962
India Government Bond	8.27%	6/9/2020	INR	10,000	160,028
Total					400,990

Indonesia 10.77%

Indonesia Treasury Bond	7.00%	5/15/2022	IDR	2,980,000	229,490
Indonesia Treasury Bond	8.375%	3/15/2024	IDR	3,430,000	282,270
Indonesia Treasury Bond	8.375%	3/15/2034	IDR	4,060,000	332,556
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	3,009,000	274,395
Total					1,118,711

Malaysia 3.73%

Malaysia Government Bond	3.844%	4/15/2033	MYR	1,295	288,960
Malaysia Government Bond	4.059%	9/30/2024	MYR	410	98,363
Total					387,323

Mexico 3.48%

Mexican Bonos	7.75%	5/29/2031	MXN	800	46,605
Mexican Bonos	7.75%	11/13/2042	MXN	3,400	197,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Mexico (continued)

Mexican Bonos	10.00%	12/5/2024	MXN	1,800	$117,138
Total					361,722

Nigeria 0.44%

Nigeria Treasury Bill	0.01%	4/19/2018	NGN	18,000	45,448	(b)

Peru 2.76%

Peru Government Bond	6.85%	2/12/2042	PEN	132	43,728
Peru Government Bond	6.95%	8/12/2031	PEN	410	142,009
Republic of Peru	6.85%	2/12/2042	PEN	150	49,690
Republic of Peru†	6.95%	8/12/2031	PEN	150	51,955
Total					287,382

Poland 2.69%

Poland Government Bond	3.25%	7/25/2025	PLN	670	184,815
Poland Government Bond	5.75%	9/23/2022	PLN	303	94,744
Total					279,559

Russia 9.12%

Russian Federal Bond—OFZ	6.70%	5/15/2019	RUB	5,700	97,941
Russian Federal Bond—OFZ	7.50%	3/15/2018	RUB	20,730	360,236
Russian Federal Bond—OFZ	7.60%	4/14/2021	RUB	6,685	116,738
Russian Federal Bond—OFZ	7.70%	3/23/2033	RUB	3,300	57,277
Russian Federal Bond—OFZ	7.75%	9/16/2026	RUB	17,750	315,161
Total					947,353

South Africa 7.32%

Republic of South Africa	6.25%	3/31/2036	ZAR	6,153	328,516
Republic of South Africa	7.00%	2/28/2031	ZAR	4,560	281,169
Republic of South Africa	10.50%	12/21/2026	ZAR	1,825	151,405
Total					761,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Thailand 2.93%

Thailand Government Bond	3.58%	12/17/2027	THB	2,270	$75,034
Thailand Government Bond	3.625%	6/16/2023	THB	3,825	125,719
Thailand Government Bond	4.875%	6/22/2029	THB	2,800	103,917
Total					304,670

Turkey 6.34%

Turkey Government Bond	7.10%	3/8/2023	TRY	1,835	440,344
Turkey Government Bond	8.80%	11/14/2018	TRY	800	218,269
Total					658,613

Uruguay 2.28%

Republic of Uruguay†	8.50%	3/15/2028	UYU	348	12,431
Republic of Uruguay	9.875%	6/20/2022	UYU	1,400	52,299
Uruguay Treasury Bill	Zero Coupon	10/6/2017	UYU	5,000	171,766
Total					236,496
Total Foreign Government Obligations (cost $9,013,493)					8,832,060
Total Investments in Securities 94.17% (cost $10,223,282)					9,783,763
Cash, Foreign Cash and Other Assets in Excess of Liabilities(c) 5.83%					605,449
Net Assets 100.00%					$10,389,212

ARS	Argentine Peso
BRL	Brazilian real.
CLP	Chilean peso.
COP	Colombian peso.
EGP	Egyptian pound
HUF	Hungarian forint.
IDR	Indonesian rupiah.
INR	Indian rupee
MXN	Mexican peso.
MYR	Malaysian ringgit.
NGN	Nigerian naira.
PEN	Peruvian nuevo sol.
PLN	Polish zloty.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
UYU	Uruguayan Peso
ZAR	South African rand.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2017

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2017.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(m) in the Notes to Schedule of investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Colombian peso	Buy	State Street Bank and Trust	12/20/2017	46,430,000	$15,658	$15,674	$16
Czech koruna	Buy	State Street Bank and Trust	12/20/2017	185,000	8,389	8,458	69
Hungarian forint	Buy	State Street Bank and Trust	12/20/2017	2,750,000	10,427	10,467	40
Indian rupee	Buy	State Street Bank and Trust	12/20/2017	760,000	11,474	11,524	50
Philippine peso	Buy	Bank of America	12/20/2017	6,770,000	131,004	132,320	1,316
Polish zloty	Buy	State Street Bank and Trust	12/20/2017	65,000	17,669	17,816	147
Romanian new leu	Buy	Bank of America	12/20/2017	37,000	9,447	9,516	69
Romanian new leu	Buy	Bank of America	12/20/2017	55,000	14,138	14,145	7
Russian ruble	Buy	Goldman Sachs	12/20/2017	1,000,000	17,007	17,117	110
Russian ruble	Buy	Goldman Sachs	12/20/2017	833,000	14,192	14,259	67
Russian ruble	Buy	Standard Chartered Bank	12/20/2017	1,540,000	26,119	26,361	242
South African rand	Buy	State Street Bank and Trust	12/20/2017	190,000	13,829	13,860	31
Turkish lira	Buy	State Street Bank and Trust	12/20/2017	80,000	21,871	21,949	78
Brazilian real	Sell	Goldman Sachs	12/20/2017	288,000	91,226	89,991	1,235
Brazilian real	Sell	Goldman Sachs	12/20/2017	70,000	22,083	21,873	210
Brazilian real	Sell	Morgan Stanley	12/20/2017	40,000	12,527	12,499	28
Chilean peso	Sell	Bank of America	12/20/2017	28,130,000	44,811	43,873	938
Indian rupee	Sell	Bank of America	12/20/2017	11,780,000	181,698	178,624	3,074
Indonesian rupiah	Sell	State Street Bank and Trust	12/20/2017	570,000,000	42,341	41,994	347
Indonesian rupiah	Sell	State Street Bank and Trust	12/20/2017	150,800,000	11,111	11,110	1
Israeli new shekel	Sell	Citibank	12/20/2017	616,000	175,383	174,758	625
Japanese yen	Sell	State Street Bank and Trust	12/20/2017	11,000,000	99,752	98,128	1,624
Malaysian ringgit	Sell	Goldman Sachs	12/20/2017	360,000	85,966	85,155	811
Mexican peso	Sell	State Street Bank and Trust	12/20/2017	825,000	45,875	44,747	1,128
Peruvian Nuevo sol	Sell	Goldman Sachs	12/20/2017	145,000	44,540	44,262	278
Polish zloty	Sell	State Street Bank and Trust	12/20/2017	55,000	15,081	15,075	6
Singapore dollar	Sell	State Street Bank and Trust	12/20/2017	357,000	265,453	263,413	2,040
South African rand	Sell	State Street Bank and Trust	12/20/2017	3,650,000	271,610	266,267	5,343
South African rand	Sell	State Street Bank and Trust	12/20/2017	570,000	42,369	41,581	788
South Korean won	Sell	Goldman Sachs	12/19/2017	8,300,000	7,254	7,254	1
South Korean won	Sell	Goldman Sachs	12/19/2017	169,500,000	149,482	148,130	1,352
Taiwan dollar	Sell	State Street Bank and Trust	12/20/2017	5,500,000	183,413	181,700	1,713
Taiwan dollar	Sell	State Street Bank and Trust	12/20/2017	315,000	10,420	10,406	14
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$23,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	Goldman Sachs	12/1/2017	696,000	$39,101	$38,942	$(159)
Australian dollar	Buy	State Street Bank and Trust	12/20/2017	185,000	149,123	144,983	(4,140)
Australian dollar	Buy	State Street Bank and Trust	12/20/2017	9,000	7,164	7,053	(111)
Brazilian real	Buy	Standard Chartered Bank	12/20/2017	70,000	22,069	21,873	(196)
Brazilian real	Buy	State Street Bank and Trust	12/20/2017	42,000	13,277	13,124	(153)
Chilean peso	Buy	State Street Bank and Trust	12/20/2017	7,930,000	12,402	12,368	(34)
Chilean peso	Buy	State Street Bank and Trust	12/20/2017	3,834,000	6,144	5,980	(164)
Colombian peso	Buy	Bank of America	12/20/2017	488,500,000	166,581	164,907	(1,674)
Colombian peso	Buy	State Street Bank and Trust	12/20/2017	27,116,000	9,251	9,154	(97)
Colombian peso	Buy	State Street Bank and Trust	12/20/2017	32,666,000	11,199	11,027	(172)
Czech koruna	Buy	Goldman Sachs	12/20/2017	8,220,000	378,659	375,829	(2,830)
Czech koruna	Buy	State Street Bank and Trust	12/20/2017	177,000	8,179	8,093	(86)
Hungarian forint	Buy	State Street Bank and Trust	12/20/2017	44,200,000	171,384	168,238	(3,146)
Hungarian forint	Buy	State Street Bank and Trust	12/20/2017	1,817,000	7,099	6,916	(183)
Indian rupee	Buy	State Street Bank and Trust	12/20/2017	461,000	7,105	6,990	(115)
Indonesian rupiah	Buy	State Street Bank and Trust	12/20/2017	150,800,000	11,274	11,110	(164)
Indonesian rupiah	Buy	State Street Bank and Trust	12/20/2017	238,100,000	17,966	17,542	(424)
Indonesian rupiah	Buy	State Street Bank and Trust	12/20/2017	331,900,000	24,833	24,452	(381)
Malaysian ringgit	Buy	Goldman Sachs	12/20/2017	80,000	18,955	18,923	(32)
Malaysian ringgit	Buy	Goldman Sachs	12/20/2017	26,000	6,235	6,150	(85)
Malaysian ringgit	Buy	UBS AG	12/20/2017	1,686,000	400,808	398,811	(1,997)
Mexican peso	Buy	State Street Bank and Trust	12/20/2017	440,000	23,993	23,865	(128)
Mexican peso	Buy	State Street Bank and Trust	12/20/2017	135,000	7,341	7,322	(19)
Mexican peso	Buy	State Street Bank and Trust	12/20/2017	2,500,000	138,094	135,596	(2,498)
Mexican peso	Buy	State Street Bank and Trust	12/20/2017	126,000	7,043	6,834	(209)
Mexican peso	Buy	State Street Bank and Trust	12/20/2017	2,100,000	116,754	113,901	(2,853)
Mexican peso	Buy	State Street Bank and Trust	12/20/2017	420,000	23,350	22,780	(570)
Mexican peso	Buy	State Street Bank and Trust	12/20/2017	185,000	10,277	10,034	(243)
Peruvian Nuevo sol	Buy	Goldman Sachs	12/20/2017	223,000	68,603	68,071	(532)
Polish zloty	Buy	State Street Bank and Trust	12/20/2017	2,200,000	614,245	603,015	(11,230)
Polish zloty	Buy	State Street Bank and Trust	12/20/2017	58,000	16,280	15,898	(382)
Polish zloty	Buy	State Street Bank and Trust	12/20/2017	33,000	9,259	9,045	(214)
Romanian new leu	Buy	Citibank	12/20/2017	1,140,000	297,386	293,186	(4,200)
Romanian new leu	Buy	Citibank	12/20/2017	27,000	7,053	6,944	(109)
Russian ruble	Buy	Goldman Sachs	12/20/2017	785,000	13,478	13,437	(41)
Russian ruble	Buy	Goldman Sachs	12/20/2017	359,000	6,150	6,145	(5)
South African rand	Buy	State Street Bank and Trust	12/20/2017	255,000	18,657	18,602	(55)
Thai baht	Buy	Credit Suisse International	12/20/2017	8,000,000	242,274	240,082	(2,192)
Thai baht	Buy	State Street Bank and Trust	12/20/2017	490,000	14,719	14,705	(14)
Thai baht	Buy	State Street Bank and Trust	12/20/2017	570,000	17,123	17,106	(17)
Thai baht	Buy	State Street Bank and Trust	12/20/2017	268,000	8,120	8,043	(77)
Thai baht	Buy	State Street Bank and Trust	12/20/2017	237,000	7,177	7,112	(65)
Turkish lira	Buy	State Street Bank and Trust	12/20/2017	225,000	63,310	61,731	(1,579)
Turkish lira	Buy	State Street Bank and Trust	12/20/2017	40,000	11,235	10,974	(261)
Turkish lira	Buy	State Street Bank and Trust	12/20/2017	37,000	10,326	10,151	(175)
Argentine peso	Sell	BNP Paribas S.A.	12/1/2017	870,000	48,307	48,677	(370)
Argentine peso	Sell	Citibank	12/1/2017	4,100,000	223,555	229,397	(5,842)
Brazilian real	Sell	Morgan Stanley	12/20/2017	160,000	49,595	49,995	(400)
Czech koruna	Sell	State Street Bank and Trust	12/20/2017	135,000	6,159	6,172	(13)
Malaysian ringgit	Sell	State Street Bank and Trust	12/20/2017	140,000	33,105	33,116	(11)
Peruvian Nuevo sol	Sell	Citibank	12/20/2017	140,000	42,517	42,735	(218)
Russian ruble	Sell	Goldman Sachs	12/20/2017	3,580,000	60,884	61,280	(396)
Russian ruble	Sell	Goldman Sachs	12/20/2017	6,730,000	114,939	115,199	(260)
Singapore dollar	Sell	State Street Bank and Trust	12/20/2017	17,000	12,520	12,544	(24)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(51,545)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$951,703	$—	$951,703
Foreign Government Obligations
Nigeria	—	—	45,448	45,448
Remaining Countries	—	8,786,612	—	8,786,612
Total	$—	$9,738,315	$45,448	$9,783,763
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$23,798	$—	$23,798
Liabilities	—	(51,545)	—	(51,545)
Total	$—	$(27,747)	$—	$(27,747)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Foreign Government Obligations
Balance as of January 1, 2017	—
Accrued Discounts (Premiums)	482
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	314
Purchases	44,652
Sales	—
Net Transfers into Level 3	—
Net Transfers out of Level 3	—
Balance as of September 30, 2017	45,448

Change in unrealized appreciation/depreciation for period ended September 30, 2017 related to Level 3 investments held at September 30, 2017.	314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2017

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.73%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.73%

Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	825,916	$17,955
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,212,404	27,267
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	1,363,429	17,779
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	4,315,076	23,301
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	338,110	9,474
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	4,730,823	36,711
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(g)	389,818	4,643
Lord Abbett Securities Trust-International Core Equity Fund-Class I(h)	1,430,747	20,102
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	7,177,760	54,982
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	716,311	21,296
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	706,141	3,022
Total Investments in Underlying Funds (cost $229,464,975)		236,532

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.10%

Repurchase Agreement

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $220,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $231,001; proceeds: $221,690 (cost $221,687)	$222	222
Total Investments in Securities 99.83% (cost $229,686,662)		236,754
Other Assets in Excess of Liabilities(l) 0.17%		413
Net Assets 100.00%		$237,167

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2017

Open Forward Foreign Currency Exchange Contracts at September 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Bank of America	11/30/2017	500,000	$661,970	$671,145	$9,175
Australian dollar	Sell	State Street Bank and Trust	11/30/2017	4,595,000	3,657,046	3,601,829	55,217
euro	Sell	State Street Bank and Trust	11/30/2017	5,905,000	7,135,877	7,000,561	135,316
Japanese yen	Sell	State Street Bank and Trust	11/30/2017	221,350,000	2,042,169	1,972,195	69,974
Norwegian krone	Sell	State Street Bank and Trust	11/30/2017	14,200,000	1,844,752	1,785,078	59,674
Swedish krona	Sell	State Street Bank and Trust	11/30/2017	28,925,000	3,676,260	3,562,584	113,676
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$443,032

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Citibank	11/30/2017	740,000	$591,427	$580,055	$(11,372)
Australian dollar	Buy	Morgan Stanley	11/30/2017	1,455,000	1,172,729	1,140,514	(32,215)
euro	Buy	Goldman Sachs	11/30/2017	975,000	1,168,541	1,155,893	(12,648)
euro	Buy	BNP Paribas S.A.	11/30/2017	1,830,000	2,211,681	2,169,522	(42,159)
British pound	Buy	BNP Paribas S.A.	11/30/2017	280,000	380,897	375,841	(5,056)
Japanese yen	Buy	Bank of America	11/30/2017	36,585,000	331,135	325,967	(5,168)
Japanese yen	Buy	State Street Bank and Trust	11/30/2017	68,585,000	638,896	611,082	(27,814)
Norwegian krone	Buy	Bank of America	11/30/2017	4,525,000	585,306	568,836	(16,470)
Norwegian krone	Buy	Bank of America	11/30/2017	2,052,000	261,660	257,956	(3,704)
Swedish krona	Buy	Morgan Stanley	11/30/2017	4,540,000	572,036	559,175	(12,861)
Swedish krona	Buy	Goldman Sachs	11/30/2017	9,085,000	1,149,479	1,118,966	(30,513)
British pound	Sell	State Street Bank and Trust	11/30/2017	1,570,000	2,037,672	2,107,395	(69,723)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(269,703)

Open Futures Contracts at September 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
Nikkei 225	December 2017	82	Long	$8,153,360	$8,357,850	$204,490

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
MSCI EAFE, e-mini	December 2017	64	Long	$3,491,655	$3,485,760	$(5,895)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$—	$236,532	$—	$236,532
Repurchase Agreement	—	222	—	222
Total	$—	$236,754	$—	$236,754
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$443	$—	$443
Liabilities	—	(270)	—	(270)
Futures Contracts
Assets	204	—	—	204
Liabilities	(6)	—	—	(6)
Total	$198	$173	$—	$371

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”) and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”). Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Schedule of Investments (unaudited)(continued)

(c)	Foreign Transactions-The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

Notes to Schedule of Investments (unaudited)(continued)

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Interest Rate Swaps-Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

(k)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities. Multi-Asset Global Opportunity Fund entered into a centrally cleared credit default swap based on a CDX high yield index, which is comprised of a basket of high yield securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to Multi-Asset Global Opportunity Fund during the period ended September 30, 2017, since the credit default swap entered into was through central clearinghouse, which guarantees against default.

Notes to Schedule of Investments (unaudited)(continued)

(l)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2017, the Funds had no unfunded loan commitments.

(m)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL TAX INFORMATION

As of September 30, 2017, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Tax cost	$56,079,548	$238,858,160
Gross unrealized gain	1,783,522	—
Gross unrealized loss	(124,912)	(4,120,266)
Net unrealized gain (loss)	$1,658,610	$(4,120,266)

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Tax cost	$10,307,919	$239,201,788
Gross unrealized gain	396,620	—
Gross unrealized loss	(948,523)	(2,075,665)
Net unrealized loss	$(551,903)	$(2,075,665)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales, currency contracts, futures and amortization of premium.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the period ended September 30, 2017 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the period ended September 30, 2017 (as described in note 2(e)) for investment purposes. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the period ended September 30, 2017 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into credit default swaps on indexes for the period ended September 30, 2017 (as described in note 2(k)) to hedge credit risk. Credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving

Notes to Schedule of Investments (unaudited)(continued)

the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Emerging Markets Currency Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Currency Fund entered into interest rate swaps for the period ended September 30, 2017 (as described in note 2(j)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

As of September 30, 2017, each Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

	Emerging Markets Corporate Debt Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts	$90,878	$—
Liability Derivatives
Futures Contracts	$28,870	$—
Forward Foreign Currency Exchange Contracts	$—	$74

	Emerging Markets Currency Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Interest Rate Swaps	$435,554	$—
Forward Foreign Currency Exchange Contracts	$—	$2,907,743
Futures Contracts	$118,224	$—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$2,075,398

Emerging Markets Local Bond Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$23,798
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$51,545

	Multi-Asset Global Opportunity Fund
Asset Derivatives	Equity Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$443,032
Futures Contracts	$204,490	$—
Liability Derivatives
Futures Contracts	$5,895	$—
Forward Foreign Currency Exchange Contracts	$—	$269,703

Notes to Schedule of Investments (unaudited)(concluded)

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the period ended September 30, 2017:

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 1/1/2017	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2017	Fair Value at 9/30/2017	Net Realized Gain/(Loss) 1/1/2017 to 9/30/2017	Dividend Income 1/1/2017 to 9/30/2017	Change in Unrealized Appreciation (Depreciation) 1/1/2017 to 9/30/2017
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	—	854,134	(28,218)	825,916	$17,955,411	$(1,742)	$—	$500,248
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	1,566,048	41,351	(394,995)	1,212,404	27,266,964	306,961	—	1,486,485
Lord Abbett Investment Trust-Convertible Fund-Class I	—	1,418,093	(54,664)	1,363,429	17,779,118	22,673	173,750	809,536
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	6,694,865	205,751	(2,585,540)	4,315,076	23,301,412	(2,544,096)	845,566	4,131,166
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	—	338,110	—	338,110	9,473,852	—	—	112,087
Lord Abbett Investment Trust-High Yield Fund-Class I	4,772,486	1,696,989	(1,738,653)	4,730,822	36,711,182	(308,513)	1,852,801	1,476,170
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	—	389,818	—	389,818	4,642,735	—	97,740	(103,300)
Lord Abbett Securities Trust-International Core Equity Fund-Class I	469,166	1,058,442	(96,862)	1,430,746	20,101,988	179,262	—	1,712,211
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	13,672,118	279,972	(6,774,330)	7,177,760	54,981,640	(10,435,808)	1,767,718	20,125,801
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	1,165,421	25,785	(474,895)	716,311	21,295,925	4,826,370	7,132	(3,650,907)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1,159,263	2,437,229	(2,890,351)	706,141	3,022,284	(13,598)	77,249	4,523
Total					$236,532,511	$(7,968,491)	$4,821,956	$26,604,020

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of September 30, 2017, the Multi-Asset Global Opportunity Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund-Class I	7.58%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	11.53%
Lord Abbett Investment Trust - Convertible Fund-Class I	7.52%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	9.85%
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	4.01%
Lord Abbett Investment Trust - High Yield Fund - Class I	15.52%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	1.96%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	8.50%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	23.25%
Lord Abbett Mid Cap Stock Fund - Class I	9.00%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	1.28%

The Ten Largest Holdings and the Holdings by Sector, as of September 30, 2017, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
Alaska Air Group, Inc.	0.44%
KeyCorp	1.23%
Capital One Financial Corp.	0.76%
Wells Fargo & Co.	0.68%
Bank of America Corp.	2.54%
Schlumberger Ltd.	1.15%
Chevron Corp.	3.75%
ConocoPhillips	1.40%
American International Group, Inc.	0.21%
McKesson Corp.	0.30%

Holdings by Sector*	% of Investments
Consumer Discretionary	5.90%
Consumer Staples	8.78%
Energy	11.47%
Financials	26.41%
Health Care	13.65%
Industrials	7.98%
Information Technology	8.68%
Materials	2.61%
Real Estate	4.76%
Telecommunications Services	3.44%
Utilities	5.83%
Repurchase Agreement	0.49%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Ventas, Inc.	1.37%
Alaska Air Group, Inc.	0.28%
Newell Brands, Inc.	1.22%
Vornado Realty Trust	1.10%
Manpower, Inc.	0.42%
Kansas City Southern	0.97%
T. Rowe Price Group, Inc.	0.31%
Bunge Ltd.	0.73%
CIT Group, Inc.	1.31%
Air Lease Corp.	0.65%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.32%
Consumer Staples	4.31%
Energy	8.13%
Financials	19.93%
Health Care	6.35%
Industrials	12.25%
Information Technology	7.05%
Materials	4.85%
Real Estate	14.59%
Telecommunications Services	0.13%
Utilities	10.59%
Repurchase Agreement	0.50%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
VEREIT, Inc., 3.00%, 8/1/2018	3.92%
Wells Fargo & Co., 7.50%	3.04%
Microchip Technology, Inc., 1.625%, 2/15/2025	2.71%
Micron Technology, Inc., 2.125%, 2/15/2033	2.47%
Intel Corp., 2.95% ,12/15/2035	2.39%
DISH Network Corp., 3,375%, 8/15/2026	2.10%
VeriSign, Inc., 4.702%, 8/15/2037	2.03%
NextEra Energy, Inc., 6.3715	2.03%
FireEye, Inc., 1.00% 6/1/2035	1.94%
Novellus Systems, Inc., 2.625%, 5/15/2041	1.93%

Holdings by Sector*	% of Investments
Automotive	2.16%
Banking	4.85%
Basic Industry	4.09%
Capital Goods	1.65%
Consumer Goods	0.77%
Energy	6.77%
Financial Services	3.06%
Health Care	16.30%
Leisure	4.68%
Media	2.68%
Real Estate	6.26%
Retail	3.22%
Services	1.05%
Technology & Electronics	32.11%
Telecommunications	2.16%
Transportation	3.32%
Utilities	3.45%
Repurchase Agreement	1.42%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Egypt Treasury Bill, Zero Coupon, 11/28/2017	3.72%
City of Buenos Aires, 24.888%, 3/29/2024	1.12%
Uruguay Treasury Bill, Zero Coupon, 10/6/2017	1.03%
Morgan Stanley, 7.35, 5/13/2019	1.02%
Santander Drive Auto Receivables Trust 2017-2 B, 2.21%, 10/15/2021	0.86%
H/2 Asset Funding 2014-1 Ltd., 2.348%, 3/19/2037	0.85%
JPMorgan Chase & Co., 1.625%, 5/15/2018	0.85%
FMC Technologies, Inc., Zero Coupon, 10/12/2017	0.83%
HP, Inc., Zero Coupon, 12/26/2017	0.80%
Provincia de Mendoza, 25.906%, 6/9/2021	0.77%

Holdings by Sector*	% of Investments
Asset-Backed	17.08%
Automotive	3.44%
Banking	8.00%
Basic Industry	2.33%
Capital Goods	1.72%
Consumer Goods	1.99%
Energy	10.95%
Financial Services	3.71%
Foreign Government	3.75%
Health Care	2.45%
Insurance	0.41%
Leisure	0.84%
Media	2.70%
Mortgage-Backed	19.89%
Municipal	0.32%
Real Estate	1.99%
Retail	1.13%
Services	0.33%
Technology & Electronics	4.73%
Telecommunications	1.65%
Transportation	0.52%
U.S Government	7.02%
Utility	3.05%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Facebook, Inc. Class A	4.80%
Apple Inc.	4.44%
Amazon.com Inc.	3.98%
Alphabet, Inc. Class A	3.82%
Microsoft Corp.	3.16%
UnitedHealth Group, Inc.	2.49%
Vertex Pharmaceuticals, Inc.	2.32%
PayPal Holdings, Inc.	2.14%
Visa, Inc. Class A	2.07%
Rockwell Automation, Inc.	1.83%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.26%
Consumer Staples	2.35%
Financials	6.61%
Health Care	18.10%
Industrials	11.02%
Information Technology	42.19%
Materials	2.75%
Repurchase Agreement	1.72%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
CSC Holdings LLC, 10.875%, 10/15/2025	1.12%
DISH DBS Corp., 7.750%, 7/1/2026	1.05%
Freeport-McMoRan, Inc.,3.875%, 3/15/2023	0.91%
T-Mobile USA, Inc., 6.500%, 1/15/2026	0.84%
Navient Corp.,5.875%, 3/25/2021	0.78%
HCA, Inc., 5.25%,6/15/2026	0.72%
ArcelorMittal,6.125%,6/1/2025	0.62%
Tesla, Inc.,5.30%, 8/15/2025	0.59%
MGM Resorts International,6.00%,3/15/2023	0.56%
Dell International LLC/EMC Corp.,7.125%,6/15/2024	0.54%

Holdings by Sector*	% of Investments
Automotive	2.63%
Banking	3.99%
Basic Industry	16.40%
Capital Goods	3.06%
Consumer Goods	3.31%
Energy	14.42%
Financial Services	3.55%
Foreign Government	1.01%
Healthcare	7.87%
Insurance	0.85%
Leisure	5.96%
Media	10.02%
Real Estate	0.31%
Retail	3.59%
Services	4.87%
Technology & Electronics	5.04%
Telecommunications	5.01%
Transportation	3.72%
Utility	2.59%
Repurchase Agreement	1.80%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.375%, 06/30/2018	1.28%
World Financial Network Credit Card Master Trust 2012-D A, 2.15%, 04/17/2023	0.72%
OneMain Financial Issuance Trust 2016-2A A, 4.10%, 3/20/2028	0.70%
HBOS plc, 6.75%, 05/21/2018	0.67%
U.S. Treasury Note, 1.75%, 10/31/2020	0.53%
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A, 1.8806%, 01/20/2022	0.52%
Bank of America Corp., 5.49%, 3/15/2019	0.50%
FMG Resources (August 2006) Pty Ltd.,9.75%, 3/1/2022	0.50%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.49%
MPLX LP, 5.50%, 2/15/2023	0.48%

Holdings by Sector*	% of Investments
Auto	2.38%
Basic Industry	0.71%
Capital Goods	0.82%
Consumer Cyclicals	1.87%
Consumer Discretionary	067%
Consumer Services	1.36%
Consumer Staples	0.75%
Energy	9.31%
Financial Services	57.88%
Foreign Government	0.45%
Health Care	1.35%
Integrated Oils	0.42%
Materials and Processing	3.49%
Municipal	0.29%
Producer Durables	1.05%
Technology	2.54%
Telecommunications	0.75%
Transportation	0.18%
U.S. Government	6.41%
Utilities	2.94%
Repurchase Agreement	4.38%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Nestle SA Registered Shares	2.51%
Compass Group plc	1.62%
Enel SpA	1.62%
UniCredit SpA	1.62%
Allianz SE Registered Shares.	1.61%
British American Tobacco plc	1.58%
ING Groep NV	1.55%
Nintendo Co., Ltd.	1.54%
Valeo SA	1.52%
Banco Bilbao Vizcaya Argentaria SA	1.52%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.09%
Consumer Staples	8.87%
Energy	2.55%
Financials	22.00%
Health Care	9.39%
Industrials	18.84%
Information Technology	9.59%
Materials	6.46%
Real Estate	1.56%
Telecommunication Services	3.11%
Utilities	3.65%
Repurchase Agreement	0.89%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Allianz SE Registered Shares	5.75%
British American Tobacco plc	4.24%
Hon Hai Precision Industry Co., Ltd.	3.64%
Rio Tinto plc ADR	3.13%
Sanofi	3.03%
Astrazeneca plc	2.93%
Bank of Ank of Nova Scotia	2.77%
ASR Nederland NV	2.71%
Royal Dutch Shell plc	2.70%
BASF SE	2.68%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.78%
Consumer Staples	8.17%
Energy	7.73%
Financials	35.09%
Health Care	8.17%
Industrials	6.12%
Information Technology	6.62%
Materials	4.73%
Real Estate	3.26%
Telecommunication Services	4.13%
Utilities	5.38%
Repurchase Agreement	0.84%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Newell Brands, Inc.	2.74%
Kansas City Southern	2.23%
XL Group Ltd.	2.20%
Molson Coors Brewing Co. Class B	2.20%
KeyCorp	2.14%
Citizens Financial Group, Inc.	1.94%
E*Trade Financial Corp.	1.90%
FirstEnergy Corp.	1.85%
Pentair plc.	1.81%
Climarex Energy Co.	1.73%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.65%
Consumer Staples	4.73%
Energy	9.05%
Financials	19.65%
Health Care	9.27%
Industrials	13.78%
Information Technology	9.63%
Materials	7.2%
Real Estate	10.86%
Utilities	7.18%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.625%, 3.31/2019	0.91%
U.S. Treasury, 1.375%, 1/30/2019	0.70%
HBOS plc, 6.75%, 5/21/2018	0.64%
U.S. Treasury, 1.375%, 1/30/2018	0.62%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.808%, 6/15/2028	0.51%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.49%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 04/15/2047	0.48%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.8568%, 11/14/2027	0.48%
MPLX LP, 5.50%, 02/15/2023	0.46%
BellSouth LLC, 4.40%, 04/26/2021	0.46%

Holdings by Sector*	% of Investments
Auto	2.38%
Basic Industry	0.34%
Capital Goods	0.88%
Consumer Cyclicals	1.40%
Consumer Discretionary	0.70%
Consumer Services	1.48%
Consumer Staples	0.75%
Energy	9.70%
Financials Services	58.16%
Foreign Government	0.48%
Health Care	1.61%
Industrials	0.03%
Intergrated Oils	0.64%
Materials and Processing	3.92%
Municipal	0.40%
Other	0.20%
Producer Durables	0.68%
Technology	2.36%
Telecommunications	1.02%
Transportation	0.22%
U.S. Government	8.55%
Utilities	2.17%
Repurchase Agreement	1.93%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 21, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 21, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 21, 2017